-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   Form N-1A

                  REGISTRATION STATEMENT (NO. 33-6001) UNDER
                          THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.  [_]

                   Post-Effective Amendment No. 19 [X]

                                      and

    REGISTRATION STATEMENT (NO. 811-4681) UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                           Amendment No. 21 [X]

                        VANGUARD BOND INDEX FUNDS

     (Exact Name of Registrant as Specified in Declaration of Trust)

                                P.O. Box 2600,
                            Valley Forge, PA 19482
                    (Address of Principal Executive Office)

                 Registrant's Telephone Number (610) 669-1000

                        R. Gregory Barton, Esquire
                                 P.O. Box 876
                            Valley Forge, PA 19482

  It is proposed that this filing become effective: April 30, 1999, pursuant to paragraph (a) of Rule 485.

  Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

  We have elected to register an indefinite number of shares pursuant to Regu-lation 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the year ended December 31, 1998 on . .

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                         VANGUARD BOND INDEX FUNDS

                             CROSS REFERENCE SHEET

  Form N-1A
 Item Number                                        Location in Prospectus
  Item 1.    Front and Back Cover Pages ........... Front and Back Cover Pages
  Item 2.    Risk/Return Summary: Investments,
             Risks, and Performance................ Fund Profiles
  Item 3.    Risk/Return Summary: Fee Table........ Fee Table
  Item 4.    Investment Objectives, Principal
             Investment Strategies, and Related
             Risks................................. More on the Funds
  Item 5.    Management's Discussion of Fund
             Performance........................... Herein incorporated by reference to Registrant's
                                                    Annual Report to
                                                    Shareholders dated December
                                                    31, 1998, filed with the
                                                    Securities and Exchange
                                                    Commission's EDGAR system
                                                    on .
  Item 6.    Management, Organization, and Capital
             Structure............................. The Fund and Vanguard;
                                                    Investment Adviser
  Item 7.    Shareholder Information............... Share Price; Dividends,
                                                    Capital Gains, and Taxes;
                                                    Investing with Vanguard
  Item 8.    Distribution Arrangements............. Inside Front Cover Page
  Item 9.    Financial Highlights Information...... Financial Highlights
  Form N-1A                                         Location in Statement
 Item Number                                        of Additional Information
  Item 10.   Cover Page and Table of Contents...... Cover Page; Table of
                                                    Contents
  Item 11.   Fund History.......................... Description of the Trust
  Item 12.   Description of the Fund and its
             Investments and Risks................. Investment Policies;
                                                    Description of the Trust;
                                                    and Fundamental Investment
                                                    Limitations
  Item 13.   Management of the Fund................ Management of the Trust
  Item 14.   Control Persons and Principal Holders
             of Securities......................... Management of the Trust
  Item 15.   Investment Advisory and Other          Investment Advisory
             Services.............................. Services
  Item 16.   Brokerage Allocation and Other
             Practices............................. Portfolio Transactions
  Item 17.   Capital Stock and Other Securities.... Description of the Trust
  Item 18.   Purchase, Redemption, and Pricing of
             Shares ............................... Purchase of Shares;
                                                    Redemption of Shares; and
                                                    Share Price
  Item 19.   Taxation of the Fund.................. Description of the Trust
  Item 20.   Underwriters.......................... Not Applicable
  Item 21.   Calculation of Performance Data....... Yield and Total Return
  Item 22.   Financial Statements.................. Financial Statements

   Vanguard Bond Index Funds

   Prospectus

   April 30, 1999

   A Group of Bond Index Mutual Funds

      Contents

   1  An Introduction to Index Funds          18 Share Price

      Fund Profiles                           19 Financial Highlights
   2  Vanguard Total Bond Market Index Fund
                                              22 Investing with Vanguard
   4  Vanguard Short-Term Bond Index Fund
                                              22 Services and Account Features
   6  Vanguard Intermediate-Term Bond
      Index Fund                              23 Types of Accounts

   8  Vanguard Long-Term Bond Index Fund
                                              23 Buying Shares
  10  More on the Funds
                                              25 Redeeming Shares
  15  The Funds and Vanguard
                                              28 Transferring Registration
  16  Investment Adviser
                                              29 Fund and Account Updates
  16  Year 2000 Challenge
                                              Glossary (inside back cover)
   17 Dividends, Capital Gains, and Taxes


--------------------------------------------------------------------------------
   Why Reading This Prospectus Is Important

   This prospectus explains the objective, risks, and strategies of each of the Vanguard Bond Index Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------





Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

   This prospectus provides information about the four Vanguard Bond Index Funds. After the introduction below, you'll find profiles that summarize key features of each Fund. Following the profiles, there is important additional information common to all of the Funds.

An Introduction to Index Funds

What is indexing?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding either all or a representative sample of the securities in the index.

   Bond index funds may seek to track indexes that hold a certain type of bond--such as short-term or long-term--or they may seek to track indexes that consist of a broader range of bonds--for example, the entire U.S. bond market.

   Because they use a passive investment (or "indexing") approach, index funds are not actively managed by investment advisers who buy and sell securities based on research and analysis, in an attempt to outperform the market as a whole. Rather, index funds simply mirror what the target index does, for better or worse.

Why invest in index funds?

Index funds appeal to many investors for a number of reasons:

 .  Simplicity. Indexing is a straightforward market-matching strategy.
 .  Diversification. Indexes generally cover a wide variety of companies and industries.
 . Relative performance predictability. An index fund is expected to move in the same direction--up or down--as its target index and to closely parallel its performance.
 . Low cost. Index funds do not have many of the expenses of an actively managed fund--such as research--and keep trading activity, and thus brokerage commissions, to a minimum.
 . Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust the number of shares it holds to reflect a change in its target index, the fund's turnover rate--and thus its realization of taxable capital gains--is usually very low.

   Keep in mind that an index fund has operating expenses and transaction costs; a market index does not. Therefore, an index fund--while expected to track its target index as closely as possible--will typically be unable to match the performance of the index exactly.

   For more information about index funds, see "Indexing Methods" under More on the Funds.

2

Fund Profile--Vanguard Total Bond Market Index Fund

The following profile summarizes key features of Vanguard Total Bond Market Index Fund.

Investment Objective
The Fund seeks to match the performance of a broad, market-weighted bond index.

Investment Strategies

The Fund employs a "passively managed"--or index--investment approach, by holding a mix of bonds that seeks to match the performance of the Lehman Brothers Aggregate Bond Index. This index measures the total universe of investment-grade fixed-income securities in the U.S.--including government, corporate, mortgage-backed, asset- backed, and international dollar-denominated bonds, all with maturities of over one year. For more information about passive management, see "Indexing Methods" under More on the Funds.

Primary Risks

The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be least for shorter-term bonds, and greatest for longer-term bonds.
 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline.Income risk is generally higher for short-term bonds, and lower for long-term bonds.
 . Credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.
 . Prepayment risk, which is the chance that during periods of falling interest rates, a mortgage-backed bond issuer will repay a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income--and the potential for taxable capital gains.

Performance/Risk Information

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended _____________ ) and the lowest return for a quarter was -.% (quarter ended _____________ ).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                              1 Year    5 Years    10 Years
--------------------------------------------------------------------------------
   Vanguard Total Bond Market Index Fund         .%       .%          .%
   Lehman Brothers Aggregate Bond Index          .        .           .
--------------------------------------------------------------------------------

Fees and expenses
The following table describes the fees and expenses you would pay if you buy and hold Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

     Shareholder Fees (fees paid directly from your investment)

     Sales Charge (Load) Imposed on Purchases:*                       None
     Sales Charge (Load) Imposed on Reinvested Dividends:             None
     Redemption Fees:**                                               None
     Exchange Fees: None

     Annual Fund Operating Expenses (expenses deducted from the Fund's assets)

     Management Expenses:                                               .%
     12b-1 Distribution Fees:                                         None
     Other Expenses:                                                    .%
          Total Annual Fund Operating Expenses:                         .%

    * A portfolio transaction fee of 0.18% may apply to aggregate purchases over $250 million. See the Fund's Statement of Additional Information dated April 30, 1999, for details.

   ** A $5 processing fee applies to wire redemptions of less than $5,000.

   For accounts with current balances of less than $10,000, Vanguard will deduct an account maintenance fee ($2.50 each quarter) from your dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
          1 Year          3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
            $.               $.             $.               $.
--------------------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information                  Minimum Initial Investment
                                        $3,000; $1,000 for IRAs and
Dividends and Capital Gains             custodial accounts for minors
Dividends are declared daily
and paid on the first                   Newspaper Abbreviation
business day of each month;             TotBd
capital gains, if any, are
paid annually in December               Vanguard Fund Number
                                        084
Investment Adviser
Vanguard Fixed Income Group,            Cusip Number
Valley Forge, Pa., since                921937108
inception
                                        Ticker Symbol
Inception Date                          VBMFX
December 11, 1986

Net Assets as of December 31, 1998
$ . billion

Suitable for IRAs
Yes

4

Fund Profile--Vanguard Short-Term Bond Index Fund

The following profile summarizes key features of Vanguard Short-Term Bond Index Fund.

Investment Objective
The Fund seeks to match the performance of a market-weighted bond index with a short-term average maturity.

Investment Strategies
The Fund employs a "passively managed" or index--investment approach, by holding a mix of bonds that seeks to match the performance of the Lehman Brothers 1-5 Year Government/Corporate Bond Index. This index is made up of all U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities between one and five years. For more information about passive management, see "Indexing Methods" under More on the Funds.

Primary Risks
The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for short-term bonds.
 .  Income risk, which is the chance that falling interest rates will cause the
   Fund's income to decline.Income risk is generally high for short-term bonds.
 . Credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
   During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended _____________ ) and the lowest return for a quarter was -.% (quarter ended _____________ ).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                                      1 Year   Since Inception*
--------------------------------------------------------------------------------
Vanguard Short-Term Bond Index Fund                      .%             .%
Lehman Brothers 1-5 Year Government/Corporate
Bond Index                                               .              .
--------------------------------------------------------------------------------
* March 1, 1994
--------------------------------------------------------------------------------

Fees and expenses
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

   Shareholder Fees (fees paid directly from your investment)

   Sales Charge (Load) Imposed on Purchases:*                         None
   Sales Charge (Load) Imposed on Reinvested Dividends:               None
   Redemption Fees:**                                                 None
   Exchange Fees:                                                     None

   Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
   Management Expenses:                                                 .%
   12b-1 Distribution Fees:                                           None
   Other Expenses:                                                      .%
     Total Annual Fund Operating Expenses:                              .%

   * A portfolio transaction fee of 0.15% may apply to aggregate purchases over $50 million. See the Fund's Statement of Additional Information dated April 30, 1999, for details.

  ** A $5 processing fee applies to wire redemptions of less than $5,000.

   For accounts with current balances of less than $10,000, Vanguard will deduct an account maintenance fee ($2.50 each quarter) from your dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
               1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
                 $.         $.         $.          $.
--------------------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains                       Minimum Initial Investment
Dividends are declared daily and paid             $3,000; $1,000 for IRAs and
on the first business day of each month;          custodial accounts for minors
capital gains, if any, are paid annually
in December
                                                  Newspaper Abbreviation
Investment Adviser                                STBond
Vanguard Fixed Income Group, Valley
Forge, Pa., since inception                       Vanguard Fund Number
                                                  132
Inception Date
March 1, 1994                                     Cusip Number
                                                  921937207
Net Assets as of December 31, 1998
$ . billion                                       Ticker Symbol
                                                  VBISX
Suitable for IRAs
Yes

6
Fund Profile--Vanguard Intermediate-Term Bond Index Fund

The following profile summarizes key features of Vanguard Intermediate-Term Bond Index Fund.

Investment Objective

The Fund seeks to match the performance of a market-weighted bond index with an intermediate-term average maturity.

Investment Strategies

The Fund employs a "passively managed"--or index--investment approach, by holding a mix of bonds that seeks to match the performance of the Lehman Brothers 5-10 Year Government/Corporate Bond Index. This index includes all U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities between five and ten years. For more information about passive management, see "Indexing Methods" under More on the Funds.

Primary Risks

The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be moderate for intermediate-term bonds.

 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk should be moderate for intermediate-term bonds.

 . Credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.

 . Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income--and the potential for taxable capital gains. Call risk is generally moderate for intermediate-term bonds.


Performance/Risk Information

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

    ----------------------------------------------------------------------
                              Annual Total Returns
    ----------------------------------------------------------------------





    ----------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was . % (quarter ended _____________ ) and the lowest return for a quarter was -. % (quarter ended _____________ ).

    ----------------------------------------------------------------------
        Average Annual Total Returns for Years Ended December 31, 1998
    ----------------------------------------------------------------------
                                                1 Year    Since Inception*
    ----------------------------------------------------------------------
    Vanguard Intermediate-Term Bond Index Fund    .%           .%
    Lehman Brothers 5 -10 Year
     Government/Corporate
    Bond Index                                    .            .
    ----------------------------------------------------------------------
    *March 1, 1994
    ----------------------------------------------------------------------

                                                                               7
Fees and expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

   Shareholder Fees (fees paid directly from your investment)
   Sales Charge (Load) Imposed on Purchases:*                         None
   Sales Charge (Load) Imposed on Reinvested Dividends:               None
   Redemption Fees:**                                                 None
   Exchange Fees:                                                     None

   Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
   Management Expenses:                                               . %
   12b-1 Distribution Fees:                                           None
   Other Expenses:                                                    . %
   Total Annual Fund Operating Expenses:                              . %

   * A portfolio transaction fee of 0.23% may apply to aggregate purchases over $50 million. See the Fund's Statement of Additional Information dated April 30, 1999, for details.

  ** A $5 processing fee applies to wire redemptions of less than $5,000.

   For accounts with current balances of less than $10,000, Vanguard will deduct an account maintenance fee ($2.50 each quarter) from your dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

    ----------------------------------------------------------------------
          1 Year          3 Years         5 Years         10 Years
    ----------------------------------------------------------------------
            $.              $.              $.               $.
    ----------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.


   Additional Information

   Dividends and Capital Gains                    Minimum Initial Investment
   Dividends are declared daily and paid          $3,000; $1,000 for IRAs and
   on the first business day of each              custodial accounts for minors
   month; capital gains, if any, are
   paid annually in December                      Newspaper Abbreviation
                                                  ITBond

   Investment Adviser                             Vanguard Fund Number
   Vanguard Fixed Income Group, Valley            314
   Forge, Pa., since inception
                                                  Cusip Number
   Inception Date                                 921937306
   March 1, 1994
                                                  Ticker Symbol
   Net Assets as of December 31, 1998             VBIIX
   $. billion

   Suitable for IRAs
   Yes

8
Fund Profile--Vanguard Long-Term Bond Index Fund

The following profile summarizes key features of Vanguard Long-Term Bond Index Fund.

Investment Objective

The Fund seeks to match the performance of a market-weighted bond index with a long-term average maturity.

Investment Strategies

The Fund employs a "passively managed"--or index--investment approach, by holding a mix of bonds that seeks to match the performance of the Lehman Brothers Long Government/Corporate Bond Index. This index is made up of all U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities greater than 10 years. For more information about passive management, see "Indexing Methods" under More on the Funds.

Primary Risks

The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally high for long-term bonds.

 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally low for long-term bonds.

 . Credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.

 . Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income--and the potential for taxable capital gains. Call risk is generally moderate for long-term bonds.

Performance/Risk Information

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

    ----------------------------------------------------------------------
                             Annual Total Returns
    ----------------------------------------------------------------------




    ----------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended _____________ ) and the lowest return for a quarter was -. % (quarter ended ------------- ).

    ----------------------------------------------------------------------
        Average Annual Total Returns for Years Ended December 31, 1998
    ----------------------------------------------------------------------
                                                1 Year    Since Inception*
    ----------------------------------------------------------------------
    Vanguard Long-Term Bond Index Fund                .%             .%
    Lehman Brothers Long Government/Corporate
    Bond Index                                        .              .
    ----------------------------------------------------------------------
    *March 1, 1994
    ----------------------------------------------------------------------

                                                                               9
FEES AND EXPENSES

   The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

   Shareholder Fees (fees paid directly from your investment)
   Sales Charge (Load) Imposed on Purchases:*                         None
   Sales Charge (Load) Imposed on Reinvested Dividends:               None
   Redemption Fees:**                                                 None
   Exchange Fees:                                                     None

   Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
   Management Expenses:                                                 .%
   12b-1 Distribution Fees:                                           None
   Other Expenses:                                                      .%
   Total Annual Fund Operating Expenses:                                .%

   *A portfolio transaction fee of 0.21% may apply to aggregate purchases over $10 million. See the Fund's Statement of Additional Information dated April 30, 1999, for details.

  **A $5 processing fee applies to wire redemptions of less than $5,000.

   For accounts with current balances of less than $10,000, Vanguard will deduct an account maintenance fee ($2.50 each quarter) from your dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

    ----------------------------------------------------------------------
          1 Year          3 Years         5 Years         10 Years
    ----------------------------------------------------------------------
            $.              $.              $.               $.
    ----------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

   Additional Information

   Dividends and Capital Gains                    Minimum Initial Investment
   Dividends are declared daily and               $3,000; $1,000 for IRAs and
   paid on the first business day of each         custodial accounts for minors
   month; capital gains, if any, are paid
   annually in December                           Newspaper Abbreviation
                                                  LTBond
   Investment Adviser
   Vanguard Fixed Income Group, Valley            Vanguard Fund Number
   Forge, Pa., since inception                    522

   Inception Date                                 Cusip Number
   March 1, 1994                                  921937405

   Net Assets as of December 31, 1998             Ticker Symbol
   $ . billion                                    VBLTX

   Suitable for IRAs
   Yes

10
More on the Funds

The following sections discuss other important features of Vanguard Bond Index Funds, including indexing methods, security selection, additional risk information, costs and market-timing, turnover rate, and other investment policies and risks.

Indexing Methods

In seeking to track a particular index, a fund generally uses one of two methods to select the stocks or bonds in which it invests.

   Some index funds hold each stock or bond found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company.

   Other index funds may use a different security selection process. Because it would be very expensive to buy and sell all of the securities held in certain indexes (the Lehman Brothers Aggregate Bond Index, for example, includes more than 7,200 bonds), funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, these funds select securities that will recreate their target indexes in terms of industry weightings, market capitalization, and other characteristics. For instance, if 30% of the Lehman Brothers Aggregate Bond Index were made up of mortgage-backed securities, the Total Bond Market Index Fund would invest about 30% of its assets in mortgage-backed securities that have similar characteristics as a group to those in the Index. Each of the Vanguard Bond Index Funds employs this method of indexing.

   The following table shows the number of bonds held by each of the Funds as of December 31, 1998.

      --------------------------------------------------------------------------
      Fund              Number of Bonds Held     Number of Bonds in Target Index
      --------------------------------------------------------------------------
      Total Bond Market            .                        .
      Short-Term Bond              .                        .
      Intermediate-Term Bond       .                        .
      Long-Term Bond               .                        .
      --------------------------------------------------------------------------

Security Selection

Each Fund invests at least 80% of its assets in securities included in its target index. As of December 31, 1998, each Fund and its target index was composed of the following types of bonds:

  --------------------------------------------------------------------------
                          Short-Term/                          Long-Term/
                Total/         Bond/        Intermediate-/         Bond/
  Types of      Bond/Target  Index/Target      Term Bond/Target  Index/Target
  Bonds      Market/Index    Fund/Index      Index Fund/Index    Fund/Index
  --------------------------------------------------------------------------
  U.S. Govt     .%     .%     .%     .%          .%      .%       .%    .%


  Corporate     .      .      .      .           .       .        .     .

  Mortgage-     .      .      .      .           .       .        .     .
  Backed

  Int'l Dollar- .      .      .      .           .       .        .     .
  Denominated
                ----   ----   ----   ----        ----    ----     ----  ----
                100%   100%   100%   100%        100%    100%     100%  100%

Corporate Substitution Strategy

In "sampling" its target index, each Fund has the flexibility to overweight particular types of bonds relative to their representation in the index. Normally, this involves substituting corporate bonds for government bonds of the same maturity. The corporate substitution strategy may increase a Fund's income, but it may also marginally increase exposure to credit risk, which is explained on page __. The Funds limit corporate substitutions to bonds with less than 4 years remaining maturity, and no Fund will use corporate substitution for more than 15% of its net assets.

 . U.S. government securities include U.S. Treasury and agency bonds, which represent loans by investors to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.

 . Corporate bonds are IOUs issued by businesses that want to borrow money for some purpose--often to develop a new product or service, to expand into a new market, or to buy another company. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends on market conditions and also on the financial health of the corporation issuing the bonds; a company whose credit rating is not strong will have to offer a higher interest rate to obtain buyers for its bonds. (Note: The Bond Index Funds expect to invest only in investment-grade corporate bonds, which are corporate bonds rated in one of the four highest rating categories by independent bond-rating agencies).

 . Mortgage-backed securities represent interests in underlying pools of mortgages. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then pay principal upon maturity, mortgage-backed securities repay both interest and principal as part of their regular payments. Because the mortgages underlying the securities can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities are subject to prepayment risk, discussed later in this prospectus. These types of securities are issued by a number of government agencies, including the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), the Federal Home Loan Mortgage Corporation ("FHLMC"), and the Federal National Mortgage Association ("FNMA" or "Fannie Mae"). GNMAs are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest; mortgage securities issued by other government agencies or private corporations are not.

      (Note: The Total Bond Market Index Fund may also invest to a lesser extent in conventional mortgage securities, which are packaged by private corporations and are not guaranteed by the U.S. government.)

 . International dollar-denominated bonds (or "yankee bonds") are bonds denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars rather than the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes that risk, usually in order to attract U.S. investors.

Additional Risk Information

The Funds are subject to several risks associated with investments in bonds.

[GRAPHIC APPEARS HERE]

      Each Fund is subject to interest rate risk, which is the possibility that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be low for shorter-term bonds, moderate for intermediate-term bonds, and high for longer-term bonds.


PLAIN TALK ABOUT

Bonds and Interest Rates

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

12

                               PLAIN TALK ABOUT

                                Bond Maturities

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

                                PLAIN TALK ABOUT

                                 Callable Bonds

Although bonds are issued with clearly defined maturities, a bond issuer may be able to redeem, or call, a bond earlier than its maturity date. The bondholder must now replace the called bond with a bond that may have a lower yield than the original. One way for bond investors to protect themselves against call risk is to purchase a bond early in its lifetime, long before its call date. The other way is to buy bonds with low coupons, which makes them less likely to be called.

Changes in interest rates will affect bond income as well as bond prices.

[GRAPHIC APPEARS HERE]

   Each Fund is subject to income risk, which is the possibility that a Fund's dividends (income) will decline due to falling interest rates. Income risk is generally greatest for short-term bonds, and least for long-term bonds.

   In the past, bond investors have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

   Because each Fund invests mainly in bonds, changes in interest rates will impact, to varying degrees, the value of each Fund's assets. To illustrate how much of an impact, the following table shows the effect of a 2% change (both up and down) in interest rates on three bonds with a face value of $1,000; each has a different maturity.

--------------------------------------------------------------------------------
                     How Interest Rate Changes Affect Bonds*
--------------------------------------------------------------------------------
     Type of              Value of a $1,000 Bond        Value of a $1,000 Bond
     Bond                   After a 2% Increase           After a 2% Decrease
     Maturity                in Interest Rates             in Interest Rates
--------------------------------------------------------------------------------
     Short-Term (2.5 years)        $ 956                        $ 1,046
     Intermediate-Term (10 years)    870                          1,156
     Long-Term (20 years)            816                          1,251
--------------------------------------------------------------------------------
     *Assuming a 7% yield.
--------------------------------------------------------------------------------

   These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.

   While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.

[GRAPHIC APPEARS HERE]

      Because they invest in corporate bonds that are callable, the Intermediate-Term and Long-Term Bond Index Funds are subject to call risk, which is the possibility that during periods of falling interest rates, a bond issuer will "call"--or repay--a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, a Fund would experience a decline in income--and the potential for taxable capital gains.

   Call risk is generally moderate for longer-term bonds, and consequently for the Intermediate-Term and Long-Term Bond Index Funds.

[GRAPHIC APPEARS HERE]

      Because it invests in mortgage-backed securities, the Total Bond Market Index Fund is subject to prepayment risk, which is the possibility that during periods of falling interest rates, a homeowner will repay a high-yielding mortgage earlier than scheduled. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income--and the potential for taxable capital gains.

   With only a portion of its assets invested in mortgage-backed securities, prepayment risk for the Total Bond Market Index Fund is moderate.

[GRAPHIC APPEARS HERE]

      Each Fund is subject to credit risk, which is the possibility that a bond issuer will fail to repay interest and principal in a timely manner.

   The credit quality of each Fund is expected to be very high, and thus credit risk should be low. The following table shows the average credit quality of each Fund's holdings and that of its target index, as rated by Moody's Investors Service, as of December 31, 1998.

   -----------------------------------------------------------------------------
                                                Average Credit Quality
   -----------------------------------------------------------------------------
   Fund                                  Holdings                   Target Index
   -----------------------------------------------------------------------------
   Total Bond Market                        .                             .
   Short-Term Bond                          .                             .
   Intermediate-Term Bond                   .                             .
   Long-Term Bond                           .                             .
   -----------------------------------------------------------------------------

   To a limited extent, the Funds are also exposed to event risk, which is the possibility that corporate fixed-income securities held by the Funds may suffer a substantial decline in credit quality and market value due to a corporate restructuring.

   The Funds are generally managed without regard to tax ramifications.

                                PLAIN TALK ABOUT

                                 Credit Quality

   A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade."

14

   To help you distinguish between the Funds and their various risks, a summary table is provided below.

--------------------------------------------------------------------------------
                               Risks of the Funds
--------------------------------------------------------------------------------
                                                      Prepayment/
                         Income      Interest           Call            Credit
Fund                      Risk       Rate Risk          Risk             Risk
--------------------------------------------------------------------------------
Total Bond Market        Moderate     Moderate        Moderate            Low
Short-Term Bond            High         Low             Low               Low
Intermediate-Term Bond   Moderate     Moderate        Moderate            Low
Long-Term Bond             Low          High          Moderate            Low


Costs and Market-Timing

Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, Vanguard Bond Index Funds have adopted the following policies, among others, to discourage short-term trading:

 . Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. This could be because of the timing of the investment or because of a history of excessive trading by the investor.

 . There is a limit on the number of times you can exchange into or out of a Fund (see "Redeeming Shares" in the Investing with Vanguard section).

 .  Each Fund reserves the right to stop offering shares at any time.

   The Vanguard funds do not permit market-timing. Do not invest in these Funds if you are a market-timer.


                                PLAIN TALK ABOUT

                             The Costs of Investing

   Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in fund expenses can, over time, have a dramatic effect on a fund's performance.

Turnover Rate

Although the Funds generally seek to invest for the long term, they may sell securities regardless of how long the securities have been held. Shorter-term bonds will mature or be sold, and need to be replaced, more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.


                                PLAIN TALK ABOUT

                                  Turnover Rate

   Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for passively managed domestic bond funds is roughly .%; for all domestic bond funds, the average turnover rate is approximately .%, according to Morningstar, Inc.

Other Investment Policies and Risks

Besides investing in fixed-income securities comprising its target index, each Fund may invest up to 20% of its assets in short-term money market instruments and certain derivatives in order to manage cash flow into and out of the Fund.

[GRAPHIC APPEARS HERE]

The Funds may invest, to a limited extent, in derivatives.

   The Funds may invest, to a limited extent, in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Funds will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The value of all futures and options contracts in which a Fund acquires an interest cannot exceed 20% of the Fund's total assets. The reasons for which a Fund will invest in futures and options are:

 . To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.

 . To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

   The Funds may also invest in a relatively conservative class of collateralized mortgage obligations (CMOs), which offer a high degree of cashflow predictability and less vulnerability to mortgage prepayment risk. To reduce credit risk, a Fund may purchase these less-risky classes of CMOs only if they are issued by agencies of the U.S. government or, if issued by private companies, carry high-quality investment-grade ratings.

                               PLAIN TALK ABOUT

                                 Derivatives

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.


The Funds and Vanguard

Vanguard Bond Index Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets with more than $440 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

   Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

                                PLAIN TALK ABOUT

                      Vanguard's Unique Corporate Structure

   The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

16

                                PLAIN TALK ABOUT

                               The Funds' Adviser

   Vanguard Fixed Income Group provides investment advisory services to many Vanguard funds; as of December 31, 1998, the Group managed more than $___ billion in total assets.

      The individuals responsible for overseeing the implementation of the Funds' investment strategies are:

      Ian A. MacKinnon, Managing Director of Vanguard; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

      Kenneth E. Volpert, CFA, Principal, and head of Vanguard's Bond Index Group; Fund Manager of the Total Bond Market and Intermediate-Term Bond Index Funds since their inception; has worked in investment management since 1981; has managed portfolio investments since 1982; B.S., University of Illinois; M.B.A., University of Chicago.

      Christopher W. Alwine, CFA, and (since 1998) Fund Manager of the Short-Term and Long-Term Bond Index Funds; has worked in investment management since 1991; has managed portfolio investments since 1998; B.B.A., Temple University; M.S., Drexel University.

Investment Adviser

Vanguard's Fixed Income Group (the "Group"), P.O. Box 2600, Valley Forge, PA 19482, provides advisory services on an at-cost basis to Vanguard Bond Index Funds. For the fiscal year ended December 31, 1998, the Funds' advisory fees represented an effective annual rate of ____% of each Fund's average net assets.

   The Funds have authorized the Group to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. The Funds may direct the Group to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

Year 2000 Challenge

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

   The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.

   In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Funds' operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

   However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on a Fund's business, operations, or financial condition. Additionally, a Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.

Dividends, Capital Gains, and Taxes

As a shareholder, you are entitled to your share of a Fund's net income (interest less expenses). The Funds' income dividends accrue daily and are distributed monthly; capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically invested in more shares of the Funds. In either case, these distributions are taxable to you. It is important to note that distributions of dividends and capital gains that are declared in December--if paid to you by the end of January--are taxed as if they had been paid to you in December.

   Vanguard will send you a statement each year showing the tax status of all your distributions.

 . The dividends and short-term capital gains that you receive are considered ordinary income for tax purposes.

 . Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund.

 . Although the Funds do not seek to realize capital gains, such gains are realized from time to time as by-products of their ordinary investment activities. Consequently, distributions may vary from year to year.

 .  If you sell or exchange shares, any gain or loss you have is a taxable event.
   This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

 . Distributions of dividends or capital gains, and capital gains or losses from or your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.) You should consult your tax adviser about the tax consequences of an investment in any of the Funds.

   Important Note : By law, each Fund must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.

                                PLAIN TALK ABOUT

                                  Distributions

   As a shareholder, you are entitled to your share of the Funds' income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than one year.


                                PLAIN TALK ABOUT

                               "Buying a Dividend"

   Unless you are investing through a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.

18

Share Price

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share for the Short-, Intermediate-, and Long-Term Bond Index Funds is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                               Total Assets - Liabilities
          Net Asset Value = ---------------------------------
                               Number of Shares Outstanding

   Net asset value per share for the Total Bond Market Index Fund is computed in a similar way, by dividing the net assets attributed to each class by the number of Fund shares outstanding for each class.

   Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. A Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

   A Note on Pricing: Each Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.

   Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are TotBd, STBond, ITBond, and LTBond.

Financial Highlights

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Funds' financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                                Total Bond Market Index Fund
                                                   Year Ended December 31,
                                        ---------------------------------------
                                            1998   1997    1996    1995    1994
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Year            .  $ 9.84  $10.14  $ 9.17  $10.06
-------------------------------------------------------------------------------
Investment Operations
   Net Investment Income                      .    .645   .640     .650    .622
   Net Realized and Unrealized Gain (Loss)
   on Investments                             .    .250  (.300)    .970   (.888)
                                            ------------------------------------
   Total from Investment Operations           .    .895   .340    1.620   (.266)
                                            ------------------------------------
Distributions
   Dividends from Net Investment Income       .   (.645) (.640)   (.650)  (.622)
   Distributions from Realized Capital Gains  .     --     --       --    (.002)
                                            ------------------------------------
      Total Distributions                     .   (.645) (.640)   (.650)  (.624)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                  .  $10.09 $ 9.84   $10.14  $ 9.17
================================================================================

Total Return*                                 .   9.44%  3.58%   18.18%  -2.66%
================================================================================

Ratios/Supplemental Data
   Net Assets, End of Year (Millions)         .  $5,129 $2,962   $2,405  $1,731
   Ratio of Total Expenses to
      Average Net Assets                      .   0.20%  0.20%    0.20%   0.18%
   Ratio of Net Investment Income to
      Average Net Assets                      .   6.54%  6.54%    6.66%   6.57%
   Turnover Rate                              .**   39%    39%      36%     33%
--------------------------------------------------------------------------------

*Total return figures do not reflect the annual account maintenance fee of $10. **Turnover rate excluding in-kind redemptions was ____%.

From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

                               PLAIN TALK ABOUT

                  How to Read the Financial Highlights Table

This explanation uses the Total Bond Market Index as an example. The Fund began fiscal 1998 with a net asset value (price) of $. per share. During the year, the Fund earned $. per share from investment income (interest and dividends) and $. per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

   Shareholders received $. per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

   The earnings ($. per share) minus the distributions ($. per share) resulted in a share price of $. at the end of the year. This was an increase of $. per share (from $. at the beginning of the year to $. at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was .% for the year

   As of December 31, 1998, the Fund had $ billion in net assets. For the year, its expense ratio was .% ($ per $1,000 of net assets); and its net investment income amounted to .% of its average net assets. It sold and replaced securities valued at .% of its net assets.

20

---------------------------------------------------------------------------------------------------
                                                   Short-Term Bond Index Fund
                                                     Year Ended December 31,
                                         -------------------------------------------    Mar. 1* to
                                           1998       1997         1996         1995 Dec. 31, 1994
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          .   $   9.92     $  10.07     $   9.50      $  10.00
---------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                     .         .597         .587         .623          .463
  Net Realized and Unrealized Gain
   (Loss) on Investments                    .         .080        (.146)        .570         (.500)
                                         ----------------------------------------------------------
    Total from Investment Operations        .         .677         .441        1.193         (.037)
                                         ----------------------------------------------------------
Distributions
  Dividends from Net Investment Income      .        (.597)       (.587)       (.623)        (.463)
  Distributions from Realized Capital
   Gains                                    .           --        (.004)          --            --
                                         ----------------------------------------------------------
    Total Distributions                     .        (.597)       (.591)       (.623)        (.463)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                .   $  10.00     $   9.92     $  10.07      $   9.50
===================================================================================================

Total Return**                                .      7.04%        4.55%       12.88%        -0.37%
===================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)        .   $    446     $    328     $    208      $     77
  Ratio of Total Expenses to Average
   Net Assets                                 .      0.20%        0.20%        0.20%        0.18%+
  Ratio of Net Investment Income
   to Average Net Assets                      .      6.03%        5.93%        6.28%        5.77%+
  Turnover Rate                               .      88%++          65%          65%           53%
---------------------------------------------------------------------------------------------------

 *Subscription period for the Fund was from January 18, 1994, through February
  28, 1994, during which time all assets were held in money market instruments. **Total return figures do not reflect the annual account maintenance fee of $10.
 +Annualized.
++Turnover rate excluding in-kind redemptions was .%.


--------------------------------------------------------------------------------------------------------------
                                                        Intermediate-Term Bond Index Fund
                                                             Year Ended December 31,
                                                 ---------------------------------------------      Mar. 1* to
                                                   1998        1997         1996         1995    Dec. 31, 1994
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  .    $   9.96     $  10.37     $   9.18         $  10.00
--------------------------------------------------------------------------------------------------------------
Investment Operations
 Net Investment Income                             .           .661         .648         .661             .533
 Net Realized and Unrealized Gain
  (Loss) on Investments                            .           .240        (.406)       1.217            (.820)
                                                --------------------------------------------------------------
   Total from Investment Operations                .           .901         .242        1.878            (.287)
                                                --------------------------------------------------------------
Distributions
 Dividends from Net Investment Income              .          (.661)       (.648)       (.661)           (.533)
 Distributions from Realized Capital Gains         .             --        (.004)       (.027)              --
                                                --------------------------------------------------------------
   Total Distributions                             .          (.661)       (.652)       (.688)           (.533)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        .    $  10.20     $   9.96     $  10.37         $   9.18
==============================================================================================================

Total Return**                                        .       9.41%        2.55%       21.07%           -2.88%
==============================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                .    $    687     $    460     $    346         $     71
  Ratio of Total Expenses to Average Net Assets       .       0.20%        0.20%        0.20%            0.18%
  Ratio of Net Investment Income
   to Average Net Assets                              .       6.64%        6.54%        6.55%            6.88+
  Turnover Rate                                       .         56%          80%          71%              63+
--------------------------------------------------------------------------------------------------------------

 *Subscription period for the Fund was from January 18, 1994, through February
  28, 1994, during which time all assets were held in money market instruments.

**Total return figures do not reflect the annual account maintenance fee of $10.

+Annualized.

                                                                              21

--------------------------------------------------------------------------------------------------------------
                                                            Long-Term Bond Index Fund
                                                            Year Ended December 31,
                                                 --------------------------------------------       Mar. 1* to
                                                   1998        1997         1996         1995    Dec. 31, 1994
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  .     $ 10.08      $ 10.82      $  8.96          $ 10.00
--------------------------------------------------------------------------------------------------------------
Investment Operations
 Net Investment Income                             .           .678         .674         .692             .586
 Net Realized and Unrealized Gain
  (Loss) on Investments                            .           .700        (.731)       1.884           (1.040)
                                                 -------------------------------------------------------------
   Total from Investment Operations                .          1.378        (.057)       2.576            (.454)
                                                 -------------------------------------------------------------
Distributions
 Dividends from Net Investment Income              .          (.678)       (.674)       (.692)           (.586)
 Distributions from Realized Capital Gains         .             --        (.009)       (.024)              --
                                                 -------------------------------------------------------------
   Total Distributions                             .          (.678)       (.683)       (.716)           (.586)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        .     $ 10.78      $ 10.08      $ 10.82          $  8.96
==============================================================================================================

Total Return**                                        .      14.30%       -0.26%       29.72%           -4.53%
==============================================================================================================

Ratios/Supplemental Data
 Net Assets, End of Period (Millions)                 .         $88          $44          $24               $9
 Ratio of Total Expenses to Average Net Assets        .       0.20%        0.20%        0.20%            0.18+
 Ratio of Net Investment Income to Average Net Assets .       6.66%        6.75%        6.90%            7.70+
 Turnover Rate                                        .         58%          46%          45%              70%
--------------------------------------------------------------------------------------------------------------

 *Subscription period for the Fund was from January 18, 1994, through February
  28, 1994, during which time all assets were held in money market instruments. **Total return figures do not reflect the annual account maintenance fee of $10.
 +Annualized.



   "Standard & Poor's(R),""S&P(R),""S&P 500(R),""Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

22

Investing with Vanguard

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
   Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
   The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [GRAPHIC APPEARS HERE] . Please call us to request copies.


Services and Account Features

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
Telephone Redemptions (Sales and Exchanges)
Automatically set up for these Funds unless you notify us otherwise.
--------------------------------------------------------------------------------
Checkwriting
Method for drawing money from your account by writing a check for $250 or more.
--------------------------------------------------------------------------------
Vanguard Direct Deposit Service [GRAPHIC APPEARS HERE]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
Vanguard Automatic Exchange Service [GRAPHIC APPEARS HERE]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
Vanguard Fund Express(R) [GRAPHIC APPEARS HERE]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
Vanguard Dividend Express [GRAPHIC APPEARS HERE]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
Vanguard Tele-Account(R) 1-800-662-6273 (ON-BOARD) [GRAPHIC APPEARS HERE] Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange fund shares.
--------------------------------------------------------------------------------
Access Vanguard www.vanguard.com [GRAPHIC APPEARS HERE]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send to you, by mail, an account access password that allows you to process the following financial and administrative transactions online:
 .  Open a new account.*
 .  Buy, sell or exchange shares of most funds.
 .  Change your name/address.
 .  Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). *Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
Investor Information Department: 1-800-662-7447 (SHIP) Text Telephone:
1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------
Client Services Department: 1-800-662-2739 (CREW) Text Telephone: 1-800-662-2738 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------

                                                                              23
--------------------------------------------------------------------------------
Services for Clients of Vanguard's Institutional Division: 1-888-809-8102

Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------


Types of Accounts

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
For One or More People

Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
For Holding Personal Trust Assets [GRAPHIC APPEARS HERE]

Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
For Individual Retirement Accounts [GRAPHIC APPEARS HERE]

Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
For an Organization [GRAPHIC APPEARS HERE]

Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
For Third-Party Trustee Retirement Investments

Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
Vanguard Prototype Plans

Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A Note on Investing with Vanguard Through Other Firms

You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------


Buying Shares

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value. You may convert Investor Shares of the Total Bond Market Index Fund into Institutional Shares provided that you meet the minimum initial requirements for Institutional Shares.
--------------------------------------------------------------------------------
Minimum Investment to . . .

open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A Note on Low Balances
Each Fund reserves the right to close any nonretirement account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance falls below $2,500. The fee is waived if your total Vanguard account assets are $50,000 or more.
--------------------------------------------------------------------------------

24

--------------------------------------------------------------------------------
By Mail to . . . [GRAPHIC APPEARS HERE]
open a new account
Complete and sign the application form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form.

Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)
Total Bond Market Index Fund--84;
Short-Term Bond Index Fund--132;
Intermediate-Term Bond Index Fund--314;
Long-Term Bond Index Fund--522
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:                  Express or Registered mail to:
The Vanguard Group                    The Vanguard Group
P.O. Box 2600                         455 Devon Park Drive
Valley Forge, PA 19482-2600           Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                  Express or Registered mail to:
The Vanguard Group                    The Vanguard Group
P.O. Box 2900                         455 Devon Park Drive
Valley Forge, PA 19482-2900           Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
By Telephone to . . . [GRAPHIC APPEARS HERE]

open a new account
Call Vanguard Tele-Account* 24 hours a day -- or Client Services during business hours -- to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account* 24 hours a day -- or Client Services during business hours -- to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is in place.

Vanguard Tele-Account                   Client Services
1-800-662-6273                          1-800-662-2739
*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you've requested a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
By Wire to Open a New Account or Add to an Existing Account [GRAPHIC APPEARS
HERE]
Call Client Services to arrange your wire transaction. Wire transactions are not available for retirement accounts, except for asset transfers and direct rollovers.

Wire to:
FRB ABA 021001088
Marine Midland Bank, New York

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Total Bond Market Index Fund--84;
Short-Term Bond Index Fund--132;
Intermediate-Term Bond Index Fund--314;
Long-Term Bond Index Fund--522
[Account number, or temporary number for a new account]
[Registered account owner/s]
[Registered address]
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A Note on Large Purchases
It is important that you call Vanguard before you invest a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to refuse any purchase that will disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------


Redeeming Shares

This section describes how you can redeem -- that is, sell or exchange -- a Fund's shares .

When Selling Shares:
 . Vanguard sends the redemption proceeds to you or a designated third party.* . You can sell all or part of your Fund shares at any time.
*May require a signature guarantee; see footnote on page 28.

When Exchanging Shares:

 .  The redemption proceeds are used to purchase shares of a different Vanguard fund.
 .  You must meet the receiving fund's minimum investment requirements.
 . Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
Note: Once a redemption is processed and a confirmation number given, the transaction cannot be canceled.
--------------------------------------------------------------------------------

How to Request a Redemption

You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail. You can also sell shares by check.
--------------------------------------------------------------------------------
Online Requests [GRAPHIC APPEARS HERE]

Access Vanguard at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send you, by mail, an account access

26
password that will enable you to sell or exchange shares online (as well as perform other transactions).
   Note: The Vanguard funds whose shares you cannot exchange online or by telephone are Vanguard U.S. Stock Index Funds, Vanguard Balanced Index Fund, Vanguard International Stock Index Funds, Vanguard REIT Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Growth and Income Fund. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------
Telephone Requests [GRAPHIC APPEARS HERE]

All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day -- or Client Services during business hours -- to sell or exchange shares. You can exchange shares from a Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.


Retirement Accounts:
You can exchange--but not sell--shares by calling Tele-Account or Client
Services.

Vanguard Tele-Account              Client Services
1-800-662-6273                     1-800-662-2739
--------------------------------------------------------------------------------
Special Information: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:

   [X] The ten-digit account number.

   [X] The name and address exactly as registered on the account.

   [X] The primary Social Security or employer identification number as registered on the account.

   [X] The Personal Identification Number, if applicable.

   Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A Note on Unusual Circumstances

Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
Mail Requests [GRAPHIC APPEARS HERE]

All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from :

 .  Traditional IRAs and Roth IRAs--call Client Services.
 .  SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and
   Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 1120                      455 Devon Park Drive
Valley Forge, PA 19482-1120        Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 2900                      455 Devon Park Drive
Valley Forge, PA 19482-2900        Wayne, PA 19087-1815
--------------------------------------------------------------------------------
Check Requests

You can sell shares by writing a check for $250 or more.
--------------------------------------------------------------------------------
A Note on Large Redemptions

It is important that you call Vanguard before you redeem a large dollar amount. We must consider the interests of all fund shareholders and so reserve the right to delay delivery of your redemption proceeds-up to seven days-if the amount will disrupt the Fund's operation or performance.
If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securuties, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

Options for Redemption Proceeds

You may receive your redemption proceeds in one of three ways: check, wire (money market funds and other daily dividend funds only), or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
Check Redemptions

Normally, Vanguard will mail your check within two business days of a redemption.
--------------------------------------------------------------------------------
Wire Redemptions [GRAPHIC APPEARS HERE]

The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.

For Money Market Funds:
For telephone requests made by 10:30 a.m. EST, the wire will arrive at your bank by the close of business that same day. Requests made by 4 p.m. EST will arrive at your bank by the close of business on the following business day.

For Other Daily Dividend Funds:
For telephone requests made by 4 p.m. EST, the wire will arrive at your bank by the close of business on the following business day.
--------------------------------------------------------------------------------
Exchange Redemptions

As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

28

For Our Mutual Protection

For your best interests and ours, Vanguard applies these additional requirements to redemptions.

Request in "Good Order"

All redemption requests must be received by Vanguard in "good order." This means that your request must include:
 [X] The Fund name and account number.

 [X] The amount of the transaction (in dollars or shares).

 [X] Signatures of all owners exactly as registered on the account(for mail requests).

 [X] Signature guarantees (if required).*

 [X] Any supporting legal documentation that may be required.

 [X] Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

Transactions are processed at the next-determined share price after Vanguard has received all required information.
--------------------------------------------------------------------------------
Limits on Account Activity

Because excessive account transactions can disrupt management of a Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:

[X] You may make no more than two substantive "round trips" through the Fund during any 12-month period.

[X] Your round trips through the Fund must be at least 30 days apart.

[X] The Fund may refuse a share purchase at any time, for any reason.

[X] Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
Return Your Share Certificates

Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------
All Trades Final

Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been received and a confirmation number assigned.
--------------------------------------------------------------------------------

Transferring Registration

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 1110                      455 Devon Park Drive
Valley Forge, PA 19482-1110        Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 2900                      455 Devon Park Drive
Valley Forge, PA 19482-2900        Wayne, PA 19087-1815
--------------------------------------------------------------------------------


Fund and Account Updates

STATEMENTS AND REPORTS

We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
   In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.
   To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Investor Information Department at 1-800-662-7447.
--------------------------------------------------------------------------------
Confirmation Statement

Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
Portfolio Summary [GRAPHIC APPEARS HERE]

Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
Fund Financial Reports

Mailed in February and August for these Funds.
--------------------------------------------------------------------------------
Tax Statements

Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
Average Cost Review Statement [GRAPHIC APPEARS HERE]

Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using the average cost single category method.
--------------------------------------------------------------------------------
Checkwriting Statement

Sent monthly to shareholders using Vanguard's checkwriting option. Our statement provides images of the front and back of each checkwriting draft paid in the previous month. This consolidated statement is sent instead of the original cancelled drafts, which will not be returned.
--------------------------------------------------------------------------------

30


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

                                                                              31




                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

Glossary of Investment Terms

Active Management                        International
                                         Dollar-Denominated Bond
An investment approach that
seeks to exceed the average              A bond denominated in U.S.
returns of the financial                 dollars issued by foreign
markets. Active managers rely            governments and companies.
on research, market                      Because the bond's value
forecasts, and their own                 is designated in dollars, an
judgment and experience in               investor is not exposed to
selecting securities to buy              foreign currency risk.
and sell.

Bond                                     Investment Grade

A debt security (IOU) issued             A bond whose credit quality
by a corporation, government,            is considered by independent
or government agency in                  bond-rating agencies to be
exchange for the money you               sufficient to ensure timely
lend it. In most instances,              payment of principal and
the issuer agrees to pay back            interest under current
the loan by a specific date              economic circumstances.
and make regular interest
payments until that date.

Capital Gains Distribution               Maturity

Payment to mutual fund                   The date when a bond issuer
shareholders of gains realized           agrees to repay the bond's
on securities that the fund              principal, or face value, to
has sold at a profit, minus              the bond's buyer.
any realized losses.

Cash Reserves                            Mortgage-Backed Security

Cash deposits, short-term                A bond or pass-through
bank deposits, and money                 certificate that represents
market instruments which                 an interest in an underlying
include U.S. Treasury bills,             pool of mortgages and is
bank certificates of deposit             issued by any number of
(CDs), repurchase agreements,            government agencies or
commercial paper, and                    private corporations. Unlike
banker's acceptances.                    ordinary fixed-income
                                         securities, mortgage-backed
                                         securities repay both
                                         interest and principal as
                                         part of their regular
                                         payments.

Corporate Bond                           Net Asset Value (NAV)

An IOU issued by a business              The market value of a mutual
that wants to borrow money.              fund's total assets, minus
As with other types of bonds,            liabilities, divided by the
the issuer promises to repay             number of shares outstanding.
the borrowed money on a                  The value of a single share
specific date and to make                is called its share value or
interest payments in the                 share price.
meantime.

Dividend Income                          Passive Management

Payment to shareholders of               A low-cost investment
income from interest or                  strategy in which a mutual
dividends generated by a                 fund attempts to match--rather than
fund's investments.                      outperform--a particular stock
                                         or bond market index. Also
                                         known as indexing.
Expense Ratio
                                         Total Return
The percentage of a fund's
average net assets used to               A percentage change, over a
pay its expenses. The expense            specified time period, in a
ratio includes management                mutual fund's net asset
fees, administrative fees,               value, with the ending net
and any 12b-1 distribution               asset value adjusted to
fees.                                    account for the reinvestment
                                         of all distributions of
Face Value                               dividends and capital gains.

The amount to be paid at                 Volatility
maturity of a bond; also
known as the par value or                The fluctuations in value of
principal.                               a mutual fund or other security.
                                         The greater a fund's volatility,
Index                                    the wider the fluctuations between
                                         its high and low prices.
An unmanaged group of
securities whose overall
performance is used as a                 Yield
standard to measure
investment performance.                  Income (interest or dividends) earned
                                         by an investment, expressed as a
                                         percentage of the investment's price.

                                       [LOGO OF THE VANGUARD GROUP APPEARS HERE]

                                                 Post Office Box 2600
                                                 Valley Forge, PA 19482-2600

       For More Information   To receive a       If you are a
       If you'd like more     free copy of       current Fund
       information about      the latest         shareholder and
       Vanguard Bond Index    annual or          would like
       Funds, the             semiannual         information
       following documents    report or the      about your
       are available free     SAI, or to         account,
       upon request:          request            account
                              additional         transactions,
       Annual/Semiannual      information        and/or account
       Report to              about the Funds    statements,
       Shareholders           or other           please call:
                              Vanguard funds,
       Additional             please contact     Client Services
       information about      us as follows:     Department
       the Funds'                                Telephone:
       investments is         The Vanguard
       available in the       Group              1-800-662-2739
       Funds' annual and                         (CREW)
       semiannual reports     Investor
       to shareholders. In    Information        Text Telephone:
       these reports, you     Department
       will find a                               1-800-662-2738
       discussion of the      P.O. Box 2600
       market conditions                         Information
       and investment         Valley Forge,      provided by the
       strategies that        PA 19482-2600      Securities and
       significantly                             Exchange
       affected the Funds'    Telephone:         Commission
       performance during                        (SEC)
       the most recent        1-800-662-7447
       fiscal year.           (SHIP)             You can review
                                                 and copy
                              Text Telephone:    information
       Statement of                              about the Funds
       Additional             1-800-952-3335     (including the
       Information (SAI)                         SAI) at the
                              World Wide Web:    SEC's Public
       The SAI provides                          Reference Room
       more detailed          www.vanguard.com   in Washington,
       information about                         D.C. To find
       the Funds.                                out more about
                                                 this public
       The current annual                        service, call
       and semiannual                            the SEC at
       reports and the SAI                       1-800-SEC-0330.
       are incorporated by                       Reports and
       reference into (and                       other
       are thus legally a                        information
       part of) this                             about the Funds
       prospectus.                               are also
                                                 available on the SEC's website
                                                 (www.sec.gov), or you can
                                                 receive copies of this
                                                 information, for a fee, by
                                                 writing the Public Reference
                                                 Section, Securities and
                                                 Exchange Commission,
                                                 Washington, DC 20549-6009.

                                                 Funds'
                                                 Investment
                                                 Company Act
                                                 file number:
                                                 811-4681



                                                 (C) 1999 The Vanguard
                                                 Group, Inc.

                                                 All rights reserved.
                                                 Vanguard Marketing

                                                 Corporation,
                                                 Distributor.

                                                 P084N-04/30/1999

   Vanguard Bond Index Funds

   Participant Prospectus
   April 30, 1999
   A Group of Bond Index Mutual Funds

       Contents

 1 An Introduction to Index Funds              16 Year 2000 Challenge

   Fund Profiles                               17 Dividends, Capital Gains,
                                                  and Taxes

 2 Vanguard Total Bond Market Index Fund       17 Share Price

 4 Vanguard Short-Term Bond Index Fund         18 Financial Highlights

 6 Vanguard Intermediate-Term Bond Index Fund  21 Investing with Vanguard

 8 Vanguard Long-Term Bond Index Fund          21 Accessing Fund Information
                                                  by Computer

10 More on the Funds                           Glossary (inside back cover)

16 The Funds and Vanguard

16 Investment Adviser


--------------------------------------------------------------------------------
   Why Reading This Prospectus Is Important

   This prospectus explains the objective, risks, and strategies of each of the Vanguard Bond Index Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   Important Note

   This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
--------------------------------------------------------------------------------



Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

   This prospectus provides information about the four Vanguard Bond Index Funds. After the introduction below, you'll find profiles that summarize key features of each Fund. Following the profiles, there is important additional information common to all of the Funds.


An Introduction to Index Funds

What is indexing?

An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding either all or a representative sample of the securities in the index.

   Bond index funds may seek to track indexes that hold a certain type of bond--such as short-term or long-term--or they may seek to track indexes that consist of a broader range of bonds--for example, the entire U.S. bond market.

   Because they use a passive investment (or "indexing") approach, index funds are not actively managed by investment advisers who buy and sell securities based on research and analysis, in an attempt to outperform the market as a whole. Rather, index funds simply mirror what the target index does, for better or worse.

Why invest in index funds?

Index funds appeal to many investors for a number of reasons:

 .  Simplicity. Indexing is a straightforward market-matching strategy.

 . Diversification. Indexes generally cover a wide variety of companies and industries.

 . Relative performance predictability. An index fund is expected to move in the same direction--up or down--as its target index and to closely parallel its performance.

 . Low cost. Index funds do not have many of the expenses of an actively managed fund such--as research--and keep trading activity, and thus brokerage commissions, to a minimum.

 . Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust the number of shares it holds to reflect a change in its target index, the fund's turnover rate--and thus its realization of taxable capital gains--is usually very low.

   Keep in mind that an index fund has operating expenses and transaction costs; a market index does not. Therefore, an index fund--while expected to track its target index as closely as possible--will typically be unable to match the performance of the index exactly.

   For more information about index funds, see "Indexing Methods" under More on the Funds.

2

Fund Profile--Vanguard Total Bond Market Index Fund

The following profile summarizes key features of Vanguard Total Bond Market Index Fund.

Investment Objective

The Fund seeks to match the performance of a broad, market-weighted bond index.

Investment Strategies

The Fund employs a "passively managed"--or index--investment approach, by holding a mix of bonds that seeks to match the performance of the Lehman Brothers Aggregate Bond Index. This index measures the total universe of investment-grade fixed-income securities in the U.S.--including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities of over one year. For more information about passive management, see "Indexing Methods" under More on the Funds.

Primary Risks

The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be least for shorter-term bonds, and greatest for longer-term bonds.

 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds, and lower for long-term bonds.

 . Credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.

 . Prepayment risk, which is the chance that during periods of falling interest rates, a mortgage-backed bond issuer will repay a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income--and the potential for taxable capital gains.

Performance/Risk Information

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------

      During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended _____________ ) and the lowest return for a quarter was -.% (quarter ended ___________).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                              1 Year      5 Years    10 Years
--------------------------------------------------------------------------------
        Vanguard Total Bond Market Index Fund   .%          .%          .%
        Lehman Brothers Aggregate Bond Index      .           .         .
--------------------------------------------------------------------------------

Fees and expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

   Shareholder Fees (fees paid directly from your investment)
   Sales Charge (Load) Imposed on Purchases:*                    None
   Sales Charge (Load) Imposed on Reinvested Dividends:          None
   Redemption Fees:**                                            None
   Exchange Fees:                                                None

   Annual Fund Operating Expenses (expenses deducted from the Fund's assets)

   Management Expenses:                                           . %
   12b-1 Distribution Fees:                                      None
   Other Expenses:                                                . %
     Total Annual Fund Operating Expenses:                        . %

   * A portfolio transaction fee of 0.18% may apply to aggregate purchases over $250 million. See the Fund's Statement of Additional Information dated April 30, 1999, for details.

   ** A $5 processing fee applies to wire redemptions of less than $5,000.

   For accounts with current balances of less than $10,000, Vanguard will deduct an account maintenance fee ($2.50 each quarter) from your dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
             1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
               $.             $.             $.             $.
--------------------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

   Additional Information

   Dividends and Capital Gains
   Dividends are declared daily and paid on the first business day of each month; capital gains, if any, are paid annually in December

   Investment Adviser
   Vanguard Fixed Income Group, Valley Forge, Pa., since inception

   Inception Date
   December 11, 1986

   Net Assets as of December 31, 1998
   $ .  billion

   Newspaper Abbreviation
   TotBd

   Vanguard Fund Number
   084

   Cusip Number
   921937108

   Ticker Symbol
   VBMFX

4

Fund Profile--Vanguard Short-Term Bond Index Fund

The following profile summarizes key features of Vanguard Short-Term Bond Index Fund.

Investment Objective

The Fund seeks to match the performance of a market-weighted bond index with a short-term average maturity.

Investment Strategies

The Fund employs a "passively managed"--or index--investment approach, by holding a mix of bonds that seeks to match the performance of the Lehman Brothers 1-5 Year Government/Corporate Bond Index. This index is made up of all U.S. government, investment-grade corporate and international dollar-denominated bonds, all with maturities between one and five years. For more information about passive management, see "Indexing Methods" under More on the Funds.

Primary Risks

The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline.Income risk is generally high for short-term bonds.

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term bonds.

 . Credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.

Performance/Risk Information

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended _____________) and the lowest return for a quarter was -.% (quarter ended ____________).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                                     1 Year   Since Inception*
--------------------------------------------------------------------------------
   Vanguard Short-Term Bond Index Fund                 .%        .%
   Lehman Brothers 1-5 Year Government/
    Corporate Bond Index                               .         .
--------------------------------------------------------------------------------
   *March 1, 1994
--------------------------------------------------------------------------------

Fees and expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

   Shareholder Fees (fees paid directly from your investment)
   Sales Charge (Load) Imposed on Purchases:*                     None
   Sales Charge (Load) Imposed on Reinvested Dividends:           None
   Redemption Fees:**                                             None
   Exchange Fees:                                                 None


   Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
   Management Expenses:                                             .%
   12b-1 Distribution Fees:                                       None
   Other Expenses:                                                  .%
     Total Annual Fund Operating Expenses:                          .%

   * A portfolio transaction fee of 0.15% may apply to aggregate purchases over $50 million. See the Fund's Statement of Additional Information dated April 30, 1999, for details.
   ** A $5 processing fee applies to wire redemptions of less than $5,000.

   For accounts with current balances of less than $10,000, Vanguard will deduct an account maintenance fee ($2.50 each quarter) from your dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
          1 Year          3 Years            5 Years        10 Years
--------------------------------------------------------------------------------
          $.                  $.                  $.              $.
--------------------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and paid on the first business day of each month; capital gains, if any, are paid annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
March 1, 1994

Net Assets as of December 31, 1998
$. billion

Newspaper Abbreviation
STBond

Vanguard Fund Number
132

Cusip Number
921937207

Ticker Symbol
VBISX

6

Fund Profile--Vanguard Intermediate-Term Bond Index Fund

The following profile summarizes key features of Vanguard Intermediate-Term Bond Index Fund.

Investment Objective

The Fund seeks to match the performance of a market-weighted bond index with an intermediate-term average maturity.

Investment Strategies

The Fund employs a "passively managed"--or index--investment approach, by holding a mix of bonds that seeks to match the performance of the Lehman Brothers 5-10 Year Government/Corporate Bond Index. This index includes all U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities between five and ten years. For more information about passive management, see "Indexing Methods" under More on the Funds.


Primary Risks

The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be moderate for intermediate-term bonds.

 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline.Income risk should be moderate for intermediate-term bonds.

 . Credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.

 . Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income--and the potential for taxable capital gains. Call risk is generally moderate for intermediate-term bonds.

Performance/Risk Information

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

    ----------------------------------------------------------------------
                              Annual Total Returns
    ----------------------------------------------------------------------





   During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended _____________) and the lowest return for a quarter was -.% (quarter ended ___________).

    ----------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
    ----------------------------------------------------------------------
                                                1 Year    Since Inception*
    ----------------------------------------------------------------------
    Vanguard Intermediate-Term Bond Index Fund      .%          .%
    Lehman Brothers 5-10 Year Government/
      Corporate Bond Index                          .          .
    ----------------------------------------------------------------------
    *March 1, 1994
    ----------------------------------------------------------------------

                                                                               7
FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.


   Shareholder Fees (fees paid directly from your investment)
   Sales Charge (Load) Imposed on Purchases:*                           None
   Sales Charge (Load) Imposed on Reinvested Dividends:                 None
   Redemption Fees:**                                                   None
   Exchange Fees:                                                       None

   Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
   Management Expenses:                                                   .%
   12b-1 Distribution Fees:                                             None
   Other Expenses:                                                        .%
     Total Annual Fund Operating Expenses:                                .%

   *A portfolio transaction fee of 0.23% may apply to aggregate purchases over $50 million. See the Fund's Statement of Additional Information dated April 30, 1999, for details.
 ** A $5 processing fee applies to wire redemptions of less than $5,000.

    For accounts with current balances of less than $10,000, Vanguard will deduct an account maintenance fee ($2.50 each quarter) from your dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

    The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

    ----------------------------------------------------------------------
          1 Year         3 Years        5 Years        10 Years
    ----------------------------------------------------------------------
            $.             $.             $.              $.
    ----------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.


 Additional Information

 Dividends and Capital Gains Newspaper

 Dividends are declared daily and paid on the first business day of each month; capital gains, if any, are paid annually in December

 Investment Adviser
 Vanguard Fixed Income Group, Valley Forge, Pa., since inception

 Inception Date
 March 1, 1994

 Net Assets as of December 31, 1998
 $ . billion

 Newspaper Abbreviation
 ITBond

 Vanguard Fund Number
 314

 Cusip Number
 921937306

 Ticker Symbol
 VBIIX

8

Fund Profile--Vanguard Long-Term Bond Index Fund

The following profile summarizes key features of Vanguard Long-Term Bond Index Fund.

Investment Objective

The Fund seeks to match the performance of a market-weighted bond index with a long-term average maturity.

Investment Strategies

The Fund employs a "passively managed"--or index--investment approach, by holding a mix of bonds that seeks to match the performance of the Lehman Brothers Long Government/Corporate Bond Index. This index is made up of all U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities greater than 10 years. For more information about passive management, see "Indexing Methods" under More on the Funds.

Primary Risks

The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally high for long-term bonds.

 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline.Income risk is generally low for long-term bonds.

 . Credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.

 . Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income--and the potential for taxable capital gains. Call risk is generally moderate for long-term bonds.


   Performance/Risk Information

   The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

    ----------------------------------------------------------------------
                              Annual Total Returns
    ----------------------------------------------------------------------





   During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended _____________ ) and the lowest return for a quarter was -.% (quarter ended ______________).

    ----------------------------------------------------------------------
        Average Annual Total Returns for Years Ended December 31, 1998
    ----------------------------------------------------------------------
                                                1 Year    Since Inception*
    ----------------------------------------------------------------------
    Vanguard Long-Term Bond Index Fund                  .%           .%
    Lehman Brothers Long Government/
      Corporate Bond Index                              .           .
    ----------------------------------------------------------------------
    *March 1, 1994
    ----------------------------------------------------------------------

                                                                               9
Fees and expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

   Shareholder Fees (fees paid directly from your investment)
   Sales Charge (Load) Imposed on Purchases:*                         None
   Sales Charge (Load) Imposed on Reinvested Dividends:               None
   Redemption Fees:**                                                 None
   Exchange Fees:                                                     None

   Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
   Management Expenses:                                                 .%
   12b-1 Distribution Fees:                                           None
   Other Expenses:                                                      .%
     Total Annual Fund Operating Expenses:                              .%

   * A portfolio transaction fee of 0.21% may apply to aggregate purchases over $10 million. See the Fund's Statement of Additional Information dated April 30, 1999, for details.
  ** A $5 processing fee applies to wire redemptions of less than $5,000.

   For accounts with current balances of less than $10,000, Vanguard will deduct an account maintenance fee ($2.50 each quarter) from your dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

    ----------------------------------------------------------------------
             1 Year         3 Years        5 Years        10 Years
    ----------------------------------------------------------------------
               $.             $.             $.              $.
    ----------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.


   Additional Information

   Dividends and Capital Gains

   Dividends are declared daily and paid on the first business day of each month; capital gains, if any, are paid annually in December

   Investment Adviser
   Vanguard Fixed Income Group, Valley Forge, Pa., since inception

   Inception Date
   March 1, 1994

   Net Assets as of December 31, 1998
   $ . billion

   Newspaper Abbreviation
   LTBond

   Vanguard Fund Number
   522

   Cusip Number
   921937405

   Ticker Symbol
   VBLTX

10

More on the Funds

The following sections discuss other important features of Vanguard Bond Index Funds, including indexing methods, security selection, additional risk information, costs and market-timing, turnover rate, and other investment policies and risks.

Indexing Methods

In seeking to track a particular index, a fund generally uses one of two methods to select the stocks or bonds in which it invests.

   Some index funds hold each stock or bond found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company.

   Other index funds may use a different security selection process. Because it would be very expensive to buy and sell all of the securities held in certain indexes (the Lehman Brothers Aggregate Bond Index, for example, includes more than 7,200 bonds), funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, these funds select securities that will recreate their target indexes in terms of industry weightings, market capitalization, and other characteristics. For instance, if 30% of the Lehman Brothers Aggregate Bond Index were made up of mortgage-backed securities, the Total Bond Market Index Fund would invest about 30% of its assets in mortgage-backed securities that have similar characteristics as a group to those in the Index. Each of the Vanguard Bond Index Funds employs this method of indexing.

   The following table shows the number of bonds held by each of the Funds as of December 31, 1998.

    ----------------------------------------------------------------------
                                                        Number of Bonds in
    Fund                    Number of Bonds Held          Target Index
    ----------------------------------------------------------------------
    Total Bond Market                 .                        .
    Short-Term Bond                   .                        .
    Intermediate-Term Bond            .                        .
    Long-Term Bond                    .                        .
    ----------------------------------------------------------------------

Security Selection

Each Fund invests at least 80% of its assets in securities included in its target index. As of December 31, 1998, each Fund and its target index was composed of the following types of bonds:


     ------------------------------------------------------------------------------------------------
     Types of            Total     Target    Short-    Target    Interme-  Target    Long-     Target
     Bonds               Bond      Index     Term      Index     diate-    Index     Term      Index
                         Market              Bond                Term                Bond
                                             Index               Bond                Index
                                             Fund                Index               Fund
                                                                 Fund
     ------------------------------------------------------------------------------------------------
     U.S. Government      .%        .%        .%         .%       .%         .%       .%         .%
     Corporate            .         .         .          .        .          .        .          .
     Mortgage-Backed      .         .         .          .        .          .        .          .
     Int'l Dollar-
      Denominated         .         .         .          .        .          .        .          .
     ------------------------------------------------------------------------------------------------
                       100%      100%      100%      100%      100%      100%      100%      100%
     ------------------------------------------------------------------------------------------------

Corporate substitution strategy. In "sampling" its target index, each Fund has the flexibility to overweight particular types of bonds relative to their representation in the index. Normally, this involves substituting corporate bonds for government bonds of the same maturity. The corporate substitution strategy may increase a Fund's income, but it may also marginally increase exposure to credit risk, which is explained on page _. The Funds limit corporate substitutions to bonds with less than 4 years remaining maturity, and no Fund will use corporate substitution for more than 15% of its net assets.

 . U.S. government securities include U.S. Treasury and agency bonds, which represent loans by investors to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.

 . Corporate bonds are IOUs issued by businesses that want to borrow money for some purpose--often to develop a new product or service, to expand into a new market, or to buy another company. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends on market conditions and also on the financial health of the corporation issuing the bonds; a company whose credit rating is not strong will have to offer a higher interest rate to obtain buyers for its bonds. Note: The Bond Index Funds expect to invest only in investment-grade corporate bonds, which are corporate bonds rated in one of the four highest rating categories by independent bond-rating agencies.

 . Mortgage-backed securities represent interests in underlying pools of mortgages. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then pay principal upon maturity, mortgage-backed securities repay both interest and principal as part of their regular payments. Because the mortgages underlying the securities can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities are subject to prepayment risk, discussed later in this prospectus. These types of securities are issued by a number of government agencies, including the Government National Mortgage Association (commonly known as "GNMA" or "Ginnie Mae"), the Federal Home Loan Mortgage Corporation, and the Federal National Mortgage Association (commonly known as "FNMA" or "Fannie Mae"). GNMAs are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest; mortgage securities issued by other government agencies or private corporations are not.

      (Note: The Total Bond Market Index Fund may also invest to a lesser extent in conventional mortgage securities, which are packaged by private corporations and are not guaranteed by the U.S. government.)

 . International dollar-denominated bonds (or "yankee bonds") are bonds denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars rather than the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes that risk, usually in order to attract U.S. investors.

12

                                PLAIN TALK ABOUT

                            Bonds and Interest Rates

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.


                               PLAIN TALK ABOUT

                                Bond Maturities

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

Additional Risk Information

The Funds are subject to several risks associated with investments in bonds.

[GRAPHIC APPEARS HERE]

         Each Fund is subject to interest rate risk, which is the possibility that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be low for shorter-term bonds, moderate for intermediate-term bonds, and high for longer-term bonds.

Changes in interest rates will affect bond income as well as bond prices.

[GRAPHIC APPEARS HERE]

         Each Fund is subject to income risk, which is the possibility that a Fund's dividends (income) will decline due to falling interest rates. Income risk is generally greatest for short-term bonds, and least for long-term bonds.

   In the past, bond investors have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

   Because each Fund invests mainly in bonds, changes in interest rates will impact, to varying degrees, the value of each Fund's assets. To illustrate how much of an impact, the following table shows the effect of a 2% change (both up and down) in interest rates on three bonds with a face value of $1,000; each has a different maturity.

--------------------------------------------------------------------------------
                     How Interest Rate Changes Affect Bonds*
--------------------------------------------------------------------------------
Type of                  Value of a $1,000 Bond        Value of a $1,000 Bond
 Bond                    After a 2% Increase            After a 2% Decrease
(Maturity)               in Interest Rates               in Interest Rates
--------------------------------------------------------------------------------
Short-Term (2.5 years)         $956                           $1,046
Intermediate-Term (10
  years)                        870                            1,156
Long-Term (20 years)            816                            1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

   These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.

   While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.

[GRAPH APPEARS HERE]

      Because they invest in corporate bonds that are callable, the Intermediate-Term and Long-Term Bond Index Funds are subject to call risk, which is the possibility that during periods of falling interest rates, a bond issuer will "call"--or repay--a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, a Fund would experience a decline in income--and the potential for taxable capital gains.

   Call risk is generally moderate for longer-term bonds, and consequently for the Intermediate-Term and Long-Term Bond Index Funds.

[GRAPHIC APPEARS HERE]

      Because it invests in mortgage-backed securities, the Total Bond Market Index Fund is subject to prepayment risk, which is the possibility that during periods of falling interest rates, a homeowner will repay a high-yielding mortgage earlier than scheduled. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income--and the potential for taxable capital gains.

                                PLAIN TALK ABOUT

                                 Callable Bonds

Although bonds are issued with clearly defined maturities, a bond issuer may be able to redeem, or call, a bond earlier than its maturity date. The bondholder must now replace the called bond with a bond that may have a lower yield than the original. One way for bond investors to protect themselves against call risk is to purchase a bond early in its lifetime, long before its call date. The other way is to buy bonds with low coupons, which makes them less likely to be called.


   With only a portion of its assets invested in mortgage-backed securities, prepayment risk for the Total Bond Market Index Fund is moderate.

[GRAPHIC APPEARS HERE]

      Each Fund is subject to credit risk, which is the possibility that a bond issuer will fail to repay interest and principal in a timely manner.

   The credit quality of each Fund is expected to be very high, and thus credit risk should be low. The following table shows the average credit quality of each Fund's holdings and that of its target index, as rated by Moody's Investors Service, as of December 31, 1998.

--------------------------------------------------------------------------------
                                             Average Credit Quality
--------------------------------------------------------------------------------
   Fund                                 Holdings             Target Index
--------------------------------------------------------------------------------
   Total Bond Market                       .                        .
   Short-Term Bond                         .                        .
   Intermediate-Term Bond                  .                        .
   Long-Term Bond                          .                        .
--------------------------------------------------------------------------------

   To a limited extent, the Funds are also exposed to event risk, which is the possibility that corporate fixed-income securities held by the Funds may suffer a substantial decline in credit quality and market value due to a corporate


                                PLAIN TALK ABOUT

                                 Credit Quality

A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade."

14

restructuring.

   The Funds are generally managed without regard to tax ramifications.

   To help you distinguish between the Funds and their various risks, a summary table is provided below.

--------------------------------------------------------------------------------
                            Risks of the Funds
--------------------------------------------------------------------------------
                                                      Prepayment/
                           Income       Interest         Call         Credit
Fund                        Risk       Rate Risk         Risk          Risk
--------------------------------------------------------------------------------
Total Bond Market         Moderate      Moderate       Moderate         Low
Short-Term Bond             High          Low            Low            Low
Intermediate-Term Bond    Moderate      Moderate       Moderate         Low
Long-Term Bond              Low           High         Moderate         Low
--------------------------------------------------------------------------------

                                PLAIN TALK ABOUT

                             The Costs of Investing

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in fund expenses can, over time, have a dramatic effect on a fund's performance.


Costs and Market-Timing

Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, Vanguard Bond Index Funds have adopted the following policies, among others, to discourage short-term trading:

 . Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. This could be because of the timing of the investment or because of a history of excessive trading by the investor.

 . There is a limit on the number of times you can exchange into or out of a Fund (see "Exchanges" in the Investing with Vanguard section).

 .  Each Fund reserves the right to stop offering shares at any time.

   The Vanguard funds do not permit market-timing. Do not invest in these Funds if you are a market-timer.


                                PLAIN TALK ABOUT

                                  Turnover Rate

   Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for passively managed domestic bond funds is roughly .%; for all domestic bond funds, the average turnover rate is approximately .%, according to Morningstar, Inc.

Turnover Rate

Although the Funds generally seek to invest for the long term, they may sell securities regardless of how long the securities have been held. Shorter-term bonds will mature or be sold, and need to be replaced, more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.

Other Investment Policies and Risks

Besides investing in fixed-income securities comprising its target index, each Fund may invest up to 20% of its assets in short-term money market instruments and certain derivatives in order to manage cash flow into and out of the Fund.

[GRAPHIC APPEARS HERE]

     The Funds may invest, to a limited extent, in derivatives.

   The Funds may invest, to a limited extent, in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Funds will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The value of all futures and options contracts in which a Fund acquires an interest cannot exceed 20% of the Fund's total assets. The reasons for which a Fund will invest in futures and options are:

 .  To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
 . To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

   The Funds may also invest in a relatively conservative class of collateralized mortgage obligations (CMOs), which offer a high degree of cash-flow predictability and less vulnerability to mortgage prepayment risk. To reduce credit risk, a Fund may purchase these less-risky classes of CMOs only if they are issued by agencies of the U.S. government or, if issued by private companies, carry high-quality investment-grade ratings.

                                PLAIN TALK ABOUT

                                   Derivatives

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.



                                PLAIN TALK ABOUT

                      Vanguard's Unique Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

16

                                PLAIN TALK ABOUT

                               The Funds' Adviser

Vanguard Fixed Income Group provides investment advisory services to many Vanguard funds; as of December 31, 1998, the Group managed more than $___ billion in total assets.

   The individuals responsible for overseeing the implementation of the Funds' investment strategies are:

   Ian A. MacKinnon, Managing Director of Vanguard; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

   Kenneth E. Volpert, CFA, Principal, and head of Vanguard's Bond Index Group; Fund Manager of the Total Bond Market and Intermediate-Term Bond Index Funds (since their inception); has worked in investment management since 1981; has managed portfolio investments since 1982; B.S., University of Illinois; M.B.A., University of Chicago.

   Christopher W. Alwine, CFA, and (since 1998) Fund Manager of the Short-Term and Long-Term Bond Index Funds; has worked in investment management since 1991; has managed portfolio investments since 1998; B.B.A., Temple University; M.S., Drexel University.


The Funds and Vanguard

Vanguard Bond Index Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $440 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

   Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


Investment Adviser

Vanguard's Fixed Income Group (the "Group"), P.O. Box 2600, Valley Forge, PA 19482, provides advisory services on an at-cost basis to Vanguard Bond Index Funds. For the fiscal year ended December 31, 1998, the Funds' advisory fees represented an effective annual rate of ____% of each Fund's average net assets.

   The Funds have authorized the Group to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. The Funds may direct the Group to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.


Year 2000 Challenge

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

   The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.

   In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Funds' operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

   However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on a Fund's business, operations, or financial condition. Additionally, a Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.


                                PLAIN TALK ABOUT

                                  Distributions

As a shareholder, you are entitled to your share of income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.


Dividends, Capital Gains, and Taxes

As a shareholder, you are entitled to your share of a Fund's net income (interest less expenses). The Funds' income dividends accrue daily and are distributed monthly; capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.

   Dividend and capital gains distributions of Fund shares that are held as an investment option in an employer-sponsored retirement or savings plan will be reinvested in additional Fund shares and accumulate on a tax-deferred basis. You will not owe taxes on these distributions until you begin withdrawals. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of an investment in any of the Funds and of any plan withdrawals.


Share Price

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share for the Short, Intermediate, and Long-Term Bond Index Funds is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                             Total Assets - Liabilities
        Net Asset Value = ---------------------------------
                            Number of Shares Outstanding

   Net asset value per share for the Total Bond Market Index Fund is computed in a similar way, by dividing the net assets attributed to each class by the number of Fund shares outstanding for each class.

   Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. A Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

18
                                PLAIN TALK ABOUT

                   How to Read the Financial Highlights Table

This explanation uses the Total Bond Market Index Fund as an example. The Fund began fiscal 1998 with a net asset value (price) of $. per share. During the year, the Fund earned $ . per share from investment income (interest and dividends) and $. per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

   Shareholders received $. per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

   The earnings ($. per share) minus the distributions ($. per share) resulted in a share price of $. at the end of the year. This was an increase of $. per share (from $. at the beginning of the year to $.at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was . % for the year.

   As of December 31, 1998, the Fund had $ . billion in net assets. For the year, its expense ratio was . % ($ . per $1,000 of net assets); and its net investment income amounted to . % of its average net assets. It sold and replaced securities valued at . % of its net assets.


A Note on Pricing: Each Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.

   Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are TotBd, STBond, ITBond, and LTBond.


Financial Highlights

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Funds' financial statement--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

-----------------------------------------------------------------------------------------------
                                                  Total Bond Market Index Fund
                                                     Year Ended December 31,
                                       --------------------------------------------------------
                                        1998         1997         1996        1995        1994
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year        .       $  9.84     $  10.14     $  9.17     $ 10.06
-----------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                   .          .645         .640        .650        .622
  Net Realized and Unrealized Gain
   (Loss) on Investments                  .          .250        (.300)       .970       (.888)
                                       --------------------------------------------------------
    Total from Investment Operations      .          .895         .340       1.620       (.266)
                                       --------------------------------------------------------
Distributions
  Dividends from Net Investment Income    .         (.645)       (.640)      (.650)      (.622)
  Distributions from Realized Capital
   Gains                                  .            --           --          --       (.002)
                                       --------------------------------------------------------
    Total Distributions                   .         (.645)       (.640)      (.650)      (.624)
-----------------------------------------------------------------------------------------------
 Net Asset Value, End of Year             .      $  10.09     $   9.84     $ 10.14     $  9.17
===============================================================================================

 Total Return*                            .         9.44%        3.58%      18.18%      -2.66%
===============================================================================================
 Ratios/Supplemental Data
  Net Assets, End of Year (Millions)      .      $  5,129     $  2,962    $  2,405    $  1,731
  Ratio of Total Expenses to
   Average Net Assets                     .         0.20%        0.20%       0.20%       0.18%
  Ratio of Net Investment Income
   to Average Net Assets                  .         6.54%        6.54%       6.66%       6.57%
  Turnover Rate                           .**         39%          39%         36%         33%
-----------------------------------------------------------------------------------------------

*Total return figures do not reflect the annual account maintenance fee of $10. **Turnover rate excluding in-kind redemptions was ____%.


   From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.


                                                Short-Term Bond Index Fund
                                                  Year Ended December 31,
                                      ------------------------------------------------          Mar. 1* to
                                        1998          1997          1996          1995       Dec. 31, 1994
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       .        $ 9.92        $10.07        $ 9.50              $10.00
----------------------------------------------------------------------------------------------------------
Investment Operations
 Net Investment Income                  .             .597          .587          .623                .463
 Net Realized and Unrealized Gain
  (Loss) on Investments                 .             .080         (.146)         .570               (.500)
                                      --------------------------------------------------------------------
    Total from Investment Operations    .             .677          .441         1.193               (.037)
                                      --------------------------------------------------------------------
Distributions
 Dividends from Net Investment Income   .            (.597)        (.587)        (.623)              (.463)
  Distributions from Realized Capital
   Gains                                .               --         (.004)           --                  --
                                      --------------------------------------------------------------------
    Total Distributions                    .         (.597)        (.591)        (.623)              (.463)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             .        $10.00        $ 9.92        $10.07              $ 9.50
----------------------------------------------------------------------------------------------------------

Total Return**                             .         7.04%         4.55%        12.88%              -0.37%
==========================================================================================================

Ratios/Supplemental Data
 Net Assets, End of Period (Millions)      .          $446          $328          $208                 $77
 Ratio of Total Expenses to Average
  Net Assets                               .         0.20%         0.20%         0.20%              0.18%+
 Ratio of Net Investment Income to
  Average Net Assets                       .         6.03%         5.93%         6.28%              5.77%+
 Turnover Rate                             .         88%++           65%           65%                 53%
----------------------------------------------------------------------------------------------------------

* Subscription period for the Fund was from January 18, 1994, through February 28, 1994, during which time all assets were held in money market instruments.
** Total return figures do not reflect the annual account maintenance fee of
   $10.
+  Annualized.
++ Turnover rate excluding in-kind redemptions was 73%.

----------------------------------------------------------------------------------------------------------
                                             Intermediate-Term Bond Index Fund
                                                  Year Ended December 31,
                                     ----------------------------------------------             Mar. 1* to
                                       1998         1997         1996          1995          Dec. 31, 1994
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      .       $ 9.96       $10.37        $ 9.18                 $10.00
----------------------------------------------------------------------------------------------------------
Investment Operations
 Net Investment Income                 .            .661         .648          .661                   .533
 Net Realized and Unrealized Gain
  (Loss) on Investments                .            .240        (.406)        1.217                  (.820)
                                       -------------------------------------------------------------------
  Total from Investment Operations     .            .901         .242         1.878                  (.287)
                                       -------------------------------------------------------------------
Distributions
 Dividends from Net Investment Income  .           (.661)       (.648)        (.661)                 (.533)
 Distributions from Realized Capital
  Gains                                .              --        (.004)        (.027)                    --
                                       -------------------------------------------------------------------
  Total Distributions                  .           (.661)       (.652)        (.688)                 (.533)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            .       $10.20       $ 9.96        $10.37                 $ 9.18
==========================================================================================================

Total Return**                            .        9.41%        2.55%        21.07%                 -2.88%
==========================================================================================================

Ratios/Supplemental Data
 Net Assets, End of Period (Millions)     .         $687         $460          $346                    $71
 Ratio of Total Expenses to Average
  Net Assets                              .        0.20%        0.20%         0.20%                 0.18%+
 Ratio of Net Investment Income to
  Average Net Assets                      .        6.64%        6.54%         6.55%                 6.88%+
 Turnover Rate                            .          56%          80%           71%                    63%
----------------------------------------------------------------------------------------------------------

* Subscription period for the Fund was from January 18, 1994, through February 28, 1994, during which time all assets were held in money market instruments.
** Total return figures do not reflect the annual account maintenance fee of
   $10.
+  Annualized.

20

-------------------------------------------------------------------------------------------------------
                                                 Long-Term Bond Index Fund
                                                  Year Ended December 31,
                                      ------------------------------------------------   Mar. 1* to
                                         1998         1997          1996          1995  Dec. 31, 1994
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        .       $10.08        $10.82        $ 8.96         $10.00
-------------------------------------------------------------------------------------------------------
Investment Operations
 Net Investment Income                   .            .678          .674          .692           .586
 Net Realized and Unrealized Gain
  (Loss) on Investments                  .            .700         (.731)        1.884         (1.040)
                                      -----------------------------------------------------------------
  Total from Investment Operations       .           1.378         (.057)        2.576          (.454)
                                      -----------------------------------------------------------------
Distributions
 Dividends from Net Investment Income    .           (.678)        (.674)        (.692)         (.586)
 Distributions from Realized Capital
  Gains                                  .              --         (.009)        (.024)            --
                                      -----------------------------------------------------------------
  Total Distributions                       .        (.678)        (.683)        (.716)         (.586)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              .       $10.78        $10.08        $10.82         $ 8.96
=======================================================================================================

Total Return**                              .       14.30%        -0.26%        29.72%         -4.53%
=======================================================================================================

Ratios/Supplemental Data
 Net Assets, End of Period (Millions)       .          $88           $44           $24             $9
 Ratio of Total Expenses to Average
  Net Assets                                .        0.20%         0.20%         0.20%         0.18%+
 Ratio of Net Investment Income to
  Average Net Assets                        .        6.66%         6.75%         6.90%         7.70%+
 Turnover Rate                              .          58%           46%           45%            70%
-------------------------------------------------------------------------------------------------------

* Subscription period for the Fund was from January 18, 1994, through February 28, 1994, during which time all assets were held in money market instruments.
** Total return figures do not reflect the annual account maintenance fee of
   $10.
+  Annualized.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

Investing with Vanguard

One or more of the Funds is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.

 . If you have any questions about the Funds or Vanguard, including a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Services Center, toll-free, at 1-800-523-1188.
 . If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

Investment Options and Allocations

Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

Transactions

Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

Exchanges

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than four substantive "round trips" through the Fund (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

   Before making an exchange to or from another fund available in your plan, consider the following:

 . Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

 . Make sure to read that fund's prospectus. Contact Participant Services, toll-free, at 1-800-523-1188 for a copy.

 . Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

Accessing Fund Information by Computer

--------------------------------------------------------------------------------
Vanguard on the World Wide Web www.vanguard.com

Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

Glossary of Investment Terms

Active Management                                International
                                                 Dollar-Denominated Bond
An investment approach that
seeks to exceed the average                      A bond denominated in U.S.
returns of the financial                         dollars issued by foreign
markets. Active managers rely                    governments and companies.
on research, market                              Because the bond's value
forecasts, and their own                         is designated in dollars, an
judgment and experience in                       investor is not exposed to
selecting securities to buy                      foreign currency risk.
and sell.

Bond                                             Investment Grade

A debt security (IOU) issued                     A bond whose credit quality
by a corporation, government,                    is considered by independent
or government agency in                          bond-rating agencies to be
exchange for the money you                       sufficient to ensure timely
lend it. In most instances,                      payment of principal and
the issuer agrees to pay back                    interest under current
the loan by a specific date                      economic circumstances.
and make regular interest
payments until that date.
                                                 Maturity
Capital Gains Distribution
                                                 The date when a bond issuer
Payment to mutual fund                           agrees to repay the bond's
shareholders of gains                            principal, or face value, to
realized on securities                           the bond's buyer.
that the fund has sold at a profit,
minus any realized losses.                       Mortgage-Backed Security

Cash Reserves                                    A bond or pass-through
                                                 certificate that represents
Cash deposits, short-term                        an interest in an underlying
bank deposits, and money                         pool of mortgages and is
market instruments which                         issued by any number of
include U.S. Treasury bills,                     government agencies or
bank certificates of deposit                     private corporations. Unlike
(CDs), repurchase agreements,                    ordinary fixed-income
commercial paper, and                            securities, mortgage-backed
banker's acceptances.                            securities repay both
                                                 interest and principal as
Corporate Bond                                   part of their regular
                                                 payments.
An IOU issued by a business
that wants to borrow money.                      Net Asset Value (NAV)
As with other types of bonds,
the issuer promises to repay                     The market value of a mutual
the borrowed money on a                          fund's total assets, minus
specific date and to make                        liabilities, divided by the
interest payments in the                         number of shares outstanding.
meantime.                                        The value of a single share
                                                 is called its share value or
                                                 share price.

Dividend Income                                  Passive Management

Payment to shareholders of                       A low-cost investment
income from interest or                          strategy in which a mutual
dividends generated by a                         fund attempts to match--rather
fund's investments.                              than outperform--a particular
                                                 stock or bond market index.
                                                 Also known as indexing.

Expense Ratio                                    Total Return

The percentage of a fund's                       A percentage change, over a
average net assets used to                       specified time period, in a
pay its expenses. The expense                    mutual fund's net asset
ratio includes management                        value, with the ending net
fees, administrative fees,                       asset value adjusted to
and any 12b-1 distribution                       account for the reinvestment
fees.                                            of all distributions of
                                                 dividends and capital gains.
Face Value
The amount to be paid at                         Volatility
maturity of a bond; also
known as the par value or                        The fluctuations in value of
principal.                                       a mutual fund or other
                                                 security. The greater a
Index                                            fund's volatility, the wider
                                                 the fluctuations between
An unmanaged group of                            its high and low prices.
securities whose overall
performance is used as a                         Yield
standard to measure
investment performance.                          Income (interest or
                                                 dividends) earned by an
                                                 investment, expressed as a
                                                 percentage of the
                                                 investment's price.

                                                [LOGO OF THE VANGUARD
                                                 GROUP APPEARS HERE]

                                                    Institutional Division
                                                    Post Office Box 2900
                                                    Valley Forge, PA 19482-2900

For More Information        To receive a free       Information
                            copy of the latest      provided by the
If you'd like more          annual or               Securities and Exchange
information about           semiannual report       Commission (SEC)
Vanguard Bond Index         or the SAI, or to       You can review
Funds, the following        request additional      and copy
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                            Vanguard funds,         (including the
Annual/Semiannual Report    please contact us       SAI) at the
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Additional information      The Vanguard Group      in Washington,
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in the Funds' annual and    P.O. Box 2900           this public
semiannual reports to       Valley Forge, PA        service, call
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reports, you will find a                            1-800-SEC-0330.
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investment strategies       1-800-523-1188          information
that significantly                                  about the Funds
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performance during the      Text Telephone:         available on
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                                                    (www.sec.gov),
Statement of Additional                             or you can
Information (SAI)           World Wide Web:         receive copies
                            www.vanguard.com        of this
The SAI provides more                               information,
detailed information                                for a fee, by
about the Funds.                                    writing the
                                                    Public
The current annual and                              Reference
semiannual reports and                              Section,
the SAI are incorporated                            Securities and
by reference into (and                              Exchange
are thus legally a part                             Commission,
of) this prospectus.                                Washington, DC
                                                    20549-6009.





                                                    Funds' Investment
                                                    Company Act
                                                    file number: 811-4681





                                              (C) 1999 The Vanguard Group, Inc.
                                              All rights reserved.
                                              Vanguard Marketing
                                              Corporation, Distributor.
                                              I084N-04/30/1999

Vanguard Total Bond Market Index Fund
Institutional Shares

Prospectus
April 30, 1999

A Bond Index Mutual Fund

      Contents

1  An Introduction to Index Funds          12 Investing with Vanguard

1  Fund Profile                            12 Services and Account Features

3  Additional Information                  12 Types of Accounts

3  More on the Fund                        13 Buying Shares

8  The Fund and Vanguard                   14 Redeeming Shares

9  Investment Adviser                      17 Transferring Registration

9  Year 2000 Challenge                     17 Fund and Account Updates

9  Dividends, Capital Gains, and Taxes     17 Mandatory Conversion to Investor
                                              Shares
10 Share Price
                                           Glossary (inside back cover)
11 Financial Highlights



--------------------------------------------------------------------------------
Why Reading This Prospectus Is Important

This prospectus explains the objective, risks, and strategies of Vanguard Total Bond Market Index Fund Institutional Shares. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Important Note

The Total Bond Market Index Fund features two separate classes of shares:
Investor Shares and Institutional Shares. Total Bond Market Index Fund Institutional Shares has an investment minimum of $10 million or more, and is available through this prospectus. Total Bond Market Index Fund Investor Shares has an investment minimum of $3,000, and is available through separate prospectuses (one for individual investors and one for participants in employer-sponsored retirement or savings plans). Investor Shares and Institutional Shares do not have the same expenses; as a result, the performance of these separate classes could differ.
--------------------------------------------------------------------------------

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                               1
     This prospectus provides information about Vanguard Total Bond Market Index Fund Institutional Shares. After the introduction below, you'll find a profile that summarizes key features of the Fund. Following the profile, there is important additional information about the Fund.

An Introduction to Index Funds

What is indexing?

An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding either all or a representative sample of the securities in the index.

     Bond index funds may seek to track indexes that hold a certain type of bond--such as short-term or long-term--or they may seek to track indexes that consist of a broader range of bonds--for example, the entire U.S. bond market.

     Because they use a passive investment (or "indexing") approach, index funds are not actively managed by investment advisers who buy and sell securities based on research and analysis, in an attempt to outperform the market as a whole. Rather, index funds simply mirror what the target index does, for better or worse.

Why invest in index funds?

Index funds appeal to many investors for a number of reasons:

 .    Simplicity. Indexing is a straightforward market-matching strategy.

 .    Diversification. Indexes generally cover a wide variety of companies and industries.

 .    Relative performance predictability. An index fund is expected to move in the same direction--up or down--as its target index and to closely parallel its performance.

 .    Low cost. Index funds do not have many of the expenses of an actively managed fund--such as research--and keep trading activity, and thus brokerage commissions, to a minimum.

 .    Low realization of capital gains. Because an index fund typically sells securities only to respond to redemption requests or to adjust the number of shares it holds to reflect a change in its target index, the fund's turnover rate--and thus its realization of taxable capital gains--is usually very low.

     Keep in mind that an index fund has operating expenses and transaction costs; a market index does not. Therefore, an index fund--while expected to track its target index as closely as possible--will typically be unable to match the performance of the index exactly.

     For more information about index funds, see "Indexing Methods" under More on the Fund.


Fund Profile--Vanguard Total Bond Market Index Fund
Institutional Shares

The following profile provides you with a summary of the key features of Vanguard Total Bond Market Index Fund Institutional Shares.

Investment Objective

The Fund seeks to match the performance of a broad, market-weighted bond index.

Investment Strategies

The Fund employs a "passively managed"--or index--investment approach, by holding a mix of bonds that seeks to match the performance of the Lehman Brothers Aggregate Bond Index. This index measures the total universe of investment-grade fixed-income securities in the U.S.--including government, corporate, mortgage-backed, asset-

2
backed, and international dollar-denominated bonds, all with maturities of over one year. For more information about passive management, see "Indexing Methods" under More on the Fund.

PRIMARY RISKS

The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 .    Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be least for shorter-term bonds, and greatest for longer-term bonds.

 .    Income risk, which is the chance that falling interest rates will cause the
     Fund's income to decline.Income risk is generally higher for short-term bonds, and lower for long-term bonds.

 .    Credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.

 .    Prepayment risk, which is the chance that during periods of falling interest rates, a mortgage-backed bond issuer will repay a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income--and the potential for taxable capital gains.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

    ----------------------------------------------------------------------
                              Annual Total Returns
    ----------------------------------------------------------------------







    ----------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was . % (quarter ended _____________ ) and the lowest return for a quarter was -. % (quarter ended _____________ ).


---------------------------------------------------------------------------------------------------
                  Average Annual Total Returns for Years Ended December 31, 1998
---------------------------------------------------------------------------------------------------
                                                                  1 Year           Since Inception*
---------------------------------------------------------------------------------------------------
Vanguard Total Bond Market Index Fund Institutional Shares           .%                    .%
Lehman Brothers Aggregate Bond Index                                  .                     .
---------------------------------------------------------------------------------------------------
*September 18, 1995.
---------------------------------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

                                                                               3
                               PLAIN TALK ABOUT

                                Fund Expenses

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Total Bond Market Index Fund Institutional Shares' expense ratio in fiscal year 1998 was .%, or $. per $1,000 of average net assets. The average passively managed domestic bond fund had expenses in 1998 of .%, or $. per $1,000 of average net assets, according to Lipper, Inc., which reports on the mutual fund industry.

Shareholder Fees (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:*                                None
Sales Charge (Load) Imposed on Reinvested Dividends:                      None
Redemption Fees:**                                                        None
Exchange Fees:                                                            None

Annual Fund Operating Expenses (expenses deducted from the Fund's assets)

Management Expenses:                                                        .%
12b-1 Distribution Fees:                                                  None
Other Expenses:                                                             .%
     Total Annual Fund Operating Expenses:                                  .%

   * A portfolio transaction fee of 0.18% may apply to aggregate purchases over $250 million. See the Fund's Statement of Additional Information dated April 30, 1999, for details.

  ** A $5 processing fee applies to wire redemptions of less than $5,000.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Institutional Shares. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
          1 Year          3 Years          5 Years          10 Years
--------------------------------------------------------------------------------

            $.              $.               $.                $.
--------------------------------------------------------------------------------

     This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.


     Additional Information

     Dividends and Capital Gains                  Minimum Initial Investment
     Dividends are declared daily and paid        $10 million
     on the first business day of each
     month; capital gains, if any, are paid       Newspaper Abbreviation
     annually in December                         TotBdIst

     Investment Adviser                           Vanguard Fund Number
     Vanguard Fixed Income Group,                 222
     Valley Forge, Pa., since inception
                                                  Cusip Number
     Inception Date                               921937504
     September 18, 1995
                                                  Ticker Symbol
                                                  VBTIX
     Net Assets as of December 31, 1998
     $ . billion



More on the Fund

The following sections discuss other important features of Vanguard Total Bond Market Index Fund Institutional Shares, including who should invest, indexing methods, security selection, additional risk information, turnover rate, and other investment policies and risks.

4
Who Should Invest

The Fund may be a suitable investment for you if:

 .    You are an individual or institutional investor and wish to add a bond index fund to your existing holdings, which could include other bond investments as well as stock, money market, and tax-exempt investments.

 .    You are seeking a diversified, low-cost way to invest in the entire U.S.
     bond market.

 .    You are seeking growth of capital over the long-term--at least five years.

 .    You are willing to tolerate fluctuations in share price.


                                PLAIN TALK ABOUT

                             Costs and Market-Timing

Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.

The Vanguard funds do not permit market-timing. Do not invest in this Fund if you are a market-timer.

The Fund has adopted the following policies, among others, to discourage short-term trading:

 .    The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. This could be because of the timing of the investment or because of a history of excessive trading by the investor.

 .    There is a limit on the number of times you can exchange into and out of the Fund (see "Redeeming Shares" in the Investing with Vanguard section).

 .    The Fund reserves the right to stop offering shares at any time.


                                PLAIN TALK ABOUT

                             The Costs of Investing

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in fund expenses can, over time, have a dramatic effect on a fund's performance.


Indexing Methods

In seeking to track a particular index, a fund generally uses one of two methods to select the stocks or bonds in which it invests.

     Some index funds hold each stock or bond found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company.

     Other index funds may use a different security selection process. Because it would be very expensive to buy and sell all of the securities held in certain indexes (the Lehman Brothers Aggregate Bond Index, for example, includes more than 7,200 bonds), funds tracking these larger indexes--such as the Total Bond Market Index Fund Institutional Shares--use a "sampling" technique. Using sophisticated computer programs, these funds select securities that will recreate their target indexes in terms of industry weightings, market capitalization, and other characteristics. For instance, if 30% of the Lehman Brothers Aggregate Bond Index were made up of mortgage-backed securities, the Total Bond Market Index Fund would invest about 30% of its assets in mortgage-backed securities that have similar characteristics as a group to those in the Index.

     The following shows the number of bonds held by the Fund as of December 31, 1998.


         ----------------------------------------------------------------------------------------------------
                                                  Number of Bonds Held        Number of Bonds in Target Index
         ----------------------------------------------------------------------------------------------------
         Total Bond Market Index Fund                    .                                 .
         ----------------------------------------------------------------------------------------------------

Security Selection

In seeking to match the performance of its target index, the Fund invests at least 80% of its assets in securities included in the Lehman Brothers Aggregate Bond Index. As of December 31, 1998, the Fund and its target index was composed of the following types of bonds.

         -----------------------------------------------------------------------
         Types of                     Total Bond Market        Lehman Brothers
         Bonds                           Index Fund         Aggregate Bond Index
         -----------------------------------------------------------------------
         U.S. Government                    . %                      . %
         Corporate                            .                        .
         Mortgage-Backed                      .                        .
         Int'l Dollar-Denominated             .                        .
         -----------------------------------------------------------------------
                                           100%                     100%
         -----------------------------------------------------------------------

Corporate substitution strategy. In "sampling" its target index, the Fund has the flexibility to overweight particular types of bonds relative to their representation in the index. Normally, this involves substituting corporate bonds for government bonds of the same maturity. The corporate substitution strategy may increase a Fund's income, but it may also marginally increase exposure to credit risk, which is explained on page ___. The Funds limit corporate substitutions to bonds with less than 4 years remaining maturity, and the Fund will not use corporate substitution for more than 15% of its net assets.

 .    U.S. government securities include U.S. Treasury and agency bonds, which represent loans by investors to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.

 .    Corporate bonds are IOUs issued by businesses that want to borrow money for some purpose--often to develop a new product or service, to expand into a new market, or to buy another company. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends on market conditions and also on the financial health of the corporation issuing the bonds; a company whose credit rating is not strong will have to offer a higher interest rate to obtain buyers for its bonds. (Note: The Total Bond Market Index Fund expects to invest only in investment-grade corporate bonds, which are corporate bonds rated in one of the four highest rating categories by independent bond-rating agencies.)

 .    Mortgage-backed securities represent interests in underlying pools of mortgages. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then pay principal upon maturity, mortgage-backed securities repay both interest and principal as part of their regular payments. Because the mortgages underlying the securities can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities are subject to prepayment risk, discussed later in this prospectus. These types of securities are issued by a number of government agencies, including the Government National Mortgage Association (commonly known as "GNMA" or "Ginnie Mae"), the Federal Home Loan Mortgage Corporation, and the Federal National Mortgage Association (commonly known as "FNMA" or "Fannie Mae"). GNMAs are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest; mortgage securities issued by other government

    6
     agencies or private corporations are not. The Fund may also invest to a lesser extent in conventional mortgage securities, which are packaged by private corporations and are not guaranteed by the U.S. government.


 .    International dollar-denominated bonds (or "yankee bonds") are bonds denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars rather than the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes that risk, usually in order to attract U.S. investors.

Additional Risk Information

The Fund is subject to several risks associated with investments in bonds.

[GRAPHIC APPEARS HERE]

The Fund is subject to interest rate risk, which is the possibility that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be low for shorter-term bonds, moderate for intermediate-term bonds, and high for longer-term bonds.

Changes in interest rates will affect bond income as well as bond prices.

[GRAPHIC APPEARS HERE]

The Fund is subject to income risk, which is the possibility that the Fund's dividends (income) will decline due to falling interest rates. Income risk is generally greatest for short-term bonds, and least for long-term bonds.

     In the past, bond investors have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

     Because the Fund invests mainly in bonds, changes in interest rates will impact, to varying degrees, the value of the Fund's assets. To illustrate how much of an impact, the following table shows the effect of a 2% change (both up and down) in interest rates on three bonds with a face value of $1,000; each has a different maturity.

--------------------------------------------------------------------------------
                    How Interest Rate Changes Affect Bonds*
--------------------------------------------------------------------------------
  Type of                       Value of a $1,000 Bond    Value of a $1,000 Bond
   Bond                          After a 2% Increase       After a 2% Decrease
(Maturity)                        in Interest Rates         in Interest Rates
--------------------------------------------------------------------------------
Short-Term (2.5 years)                  $956                      $1,046
Intermediate-Term (10 years)             870                       1,156
Long-Term (20 years)                     816                       1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole, or the Fund in particular.

     While falling interest rates tend to strengthen bond prices, they can cause another sort of problem for bond fund investors--prepayment.


                               PLAIN TALK ABOUT

                           Bonds and Interest Rates

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.


                               PLAIN TALK ABOUT

                                Bond Maturities

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

                                                                               7
[GRAPHIC APPEARS HERE]

Because it invests in mortgage-backed securities, the Fund is subject to prepayment risk, which is the possibility that during periods of falling interest rates, a homeowner will repay a high-yielding mortgage earlier than scheduled. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income--and the potential for taxable capital gains.

     With only a portion of its assets invested in mortgage-backed securities, prepayment risk for the Fund is moderate.

[GRAPHIC APPEARS HERE]

The Fund is subject to credit risk, which is the possibility that a bond issuer will fail to repay interest and principal in a timely manner.

     The credit quality of the Fund is expected to be very high, and thus credit risk should be low. The average credit quality of the Fund's holdings and that of its target index, as rated by Moody's Investors Service, as of December 31, 1998, was . and ., respectively.

     To a limited extent, the Fund is also exposed to event risk, which is the possibility that corporate fixed-income securities held by the Fund may suffer a substantial decline in credit quality and market value due to a corporate restructuring.

     The Fund is generally managed without regard to tax ramifications.

Turnover Rate

Although the Fund generally seeks to invest for the long term, it may sell securities regardless of how long the securities have been held. Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. categories are The turnover rate for the Fund is expected not to exceed 50%. (A turnover rate of considered "investment 100% would occur, for example, if the Fund sold or replaced securities valued at 100% of its net assets within a one-year period.)


                               PLAIN TALK ABOUT

                                Credit Quality

A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade."


                               PLAIN TALK ABOUT

                                 Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for passively managed domestic bond funds is roughly .%; for all domestic bond funds, the average turnover rate is approximately .%, according to Morningstar, Inc.

8
                               PLAIN TALK ABOUT

                                 Derivatives

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.


Other Investment Policies and Risks

Besides investing in fixed-income securities comprising its target index, the Fund may invest up to 20% of its assets in short-term money market instruments and certain derivatives in order to manage cash flow into and out of the Fund.

[GRAPHIC APPEARS HERE]

The Fund may invest, to a limited extent, in derivatives.

The Fund may invest, to a limited extent, in bond (interest rate) futures and options contracts and other types of derivatives. (Losses or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. This Fund will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The value of all futures and options contracts in which the Fund acquires an interest cannot exceed 20% of the Fund's total assets. The reasons for which the Fund will invest in futures and options are:

 .    To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.

 .    To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

The Fund may also invest in a relatively conservative class of collateralized mortgage obligations (CMOs), which offer a high degree of cash-flow predictability and less vulnerability to mortgage prepayment risk. To reduce credit risk, the Fund may purchase these less-risky classes of CMOs only if they are issued by agencies of the U.S. government or, if issued by private companies, carry high-quality investment-grade ratings.


The Fund and Vanguard

Vanguard Total Bond Market Index Fund Institutional Shares is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $440 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


                               PLAIN TALK ABOUT

                     Vanguard's Unique Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

                                                                               9
                               PLAIN TALK ABOUT

                              The Fund's Adviser

Vanguard Fixed Income Group provides investment advisory services to many Vanguard funds; as of December 31, 1998, the Group managed more than $___ billion in total assets.

     The individuals responsible for overseeing the implementation of the Fund's investment strategies are:

     Ian A. MacKinnon, Managing Director of Vanguard; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

     Kenneth E. Volpert, CFA, Principal, and head of Vanguard's Bond Index Group; Fund Manager of the Fund since its inception; has worked in investment management since 1981; has managed portfolio investments since 1982; B.S., University of Illinois; M.B.A., University of Chicago.


Investment Adviser

Vanguard Fixed Income Group (the "Group"), P.O. Box 2600, Valley Forge, PA 19482, provides advisory services on an at-cost basis to Vanguard Total Bond Market Index Fund Institutional Shares. For the fiscal year ended December 31, 1998, the advisory fees represented an effective annual rate of ____% of the Fund's average net assets.

     The Fund has authorized the Group to choose brokers or dealers to handle the purchase and sale of securities for the Fund, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. The Fund may direct the Group to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

Year 2000 Challenge

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

     The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.

     In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Fund's operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

     However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on the Fund's business, operations, or financial condition. Additionally, the Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.


Dividends, Capital Gains, and Taxes

As a shareholder, you are entitled to your share of the Fund's net income (interest less expenses). The Fund's income dividends accrue daily and are distributed monthly; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically invested in more shares of the Fund. In either case, these distributions are taxable to you. It is important

10

                                PLAIN TALK ABOUT

                                  Distributions

As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the Fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the se-curities for less than or more than one year.

                                PLAIN TALK ABOUT

                               "Buying a Dividend"

Unless you are investing through a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even it you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.


to note that distributions of dividends and capital gains that are declared in December--if paid to you by the end of January--are taxed as if they had been paid to you in December.

     Vanguard will send you a statement each year showing the tax status of all your distributions.

 .    The dividends and short-term capital gains that you receive are considered ordinary income for tax purposes.
 .    Any distributions of net long-term capital gains by the Fund are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund.
 .    Although the Fund does not seek to realize capital gains, such gains are realized from time to time as by-products of their ordinary investment activities. Consequently, distributions may vary from year to year.
 .    If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax retum.
 .    Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

     The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.) You should consult your tax adviser about the tax consequences of an investment in the Fund.

     Important Note: By law the Fund must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.


Share Price

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share is computed by dividing the net assets attributed to each class by the number of Fund shares outstanding for each class:

                            Total Assets - Liabilities
   Net Asset Value =      ------------------------------
                           Number of Shares Outstanding

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

     A Note on Pricing: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.

     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for the Fund, but the most common is TotBdIst.

Financial Highlights

The following financial highlights table is intended to help you understand the Fund's financial performance since inception, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.


                                PLAIN TALK ABOUT

                   How to Read the Financial Highlights Table

The Fund began fiscal 1998 with a net asset value (price) of $. per share. During the year, the Fund earned $ . per share from investment income (interest and dividends) and $. per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

     Shareholders received $. per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

     The earnings ($. per share) minus the distributions ($. per share) resulted in a share price of $. at the end of the year. This was an increase of $. per share (from $. at the beginning of the year to $. at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was . % for the year.

     As of December 31, 1998, the Fund had $ . billion in net assets. For the year, its expense ratio was . % ($ . per $1,000 of net assets); and its net investment income amounted to . % of its average net assets. It sold and replaced securities valued at . % of its net assets.

------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Bond Market Index Fund Institutional Shares
                                                                              Year Ended December 31,
                                                                            --------------------------           Sep. 18* to
                                                                             1998      1997      1996          Dec. 31, 1995
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                            .    $ 9.84    $10.14                 $ 9.87
------------------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                                      .         .655      .650                   .174
  Net Realized and Unrealized Gain (Loss)
    on Investments                                                           .         .250     (.300)                  .270
                                                                            --------------------------------------------------
    Total from Investment Operations                                         .         .905      .350                   .444
                                                                            --------------------------------------------------
Distributions
  Dividends from Net Investment Income                                       .        (.655)    (.650)                 (.174)
  Distributions from Realized Capital Gains                                  .           --        --                     --
                                                                            --------------------------------------------------
    Total Distributions                                                      .        (.655)    (.650)                 (.174)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                  .    $10.09    $ 9.84                 $10.14
==============================================================================================================================

Total Return                                                                    .      9.55%     3.68%                  4.53%
==============================================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                          .    $1,628    $1,024                   $413
  Ratio of Total Expenses to
    Average Net Assets                                                          .      0.10%     0.10%                  0.10%**
  Ratio of Net Investment Income to
    Average Net Assets                                                          .      6.64%     6.66%                  6.48%**
  Turnover Rate                                                                 .+       39%       39%                    36%
------------------------------------------------------------------------------------------------------------------------------

*Inception date.
**Annualized.
+Turnover rate excluding in-kind redemptions was . %.

From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

12

Investing with Vanguard

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information?
Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [GRAPHIC APPEARS HERE]. Please call us to request copies.


Services and Account Features

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
Telephone Redemptions (Sales and Exchanges)

Automatically set up for this Fund unless you notify us otherwise.
--------------------------------------------------------------------------------
Checkwriting

Method for drawing money from your account by writing a check for $250 or more.
--------------------------------------------------------------------------------
Vanguard Automatic Exchange Service(TM) [GRAPHIC APPEARS HERE]

Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
Vanguard Tele-Account(R) 1-800-662-6273 (ON-BOARD) [GRAPHIC APPEARS HERE]

Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange fund shares.
--------------------------------------------------------------------------------
Access Vanguard(TM) www.vanguard.com [GRAPHIC APPEARS HERE]

You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send to you, by mail, an account access password that allows you to process the following financial and administrative transactions online:

    . Open a new account.*

    . Buy, sell or exchange shares of most funds.

    . Change your name/address.

    . Add/change fund options (including dividend options, bank instructions, checkwriting, and Vanguard Automatic Exchange Service).

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
Services for Clients of Vanguard's Institutional Division: 1-888-809-8102

Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks.
--------------------------------------------------------------------------------


Types of Accounts

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
For One or More People

Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
For Holding Personal Trust Assets [GRAPHIC APPEARS HERE]

Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
For an Organization

Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A Note on Investing with Vanguard Through Other Firms

You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------


Buying Shares

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value. You may convert Investor Shares of the Fund into Institutional Shares provided that you meet the minimum initial investment requirements for Institutional Shares.
--------------------------------------------------------------------------------

Minimum Investment to . . .

open a new account
$10 million

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------

By Wire to Open a New Account or Add to an Existing Account [GRAPHIC APPEARS
HERE]
Call your assigned Service Associate to arrange your wire transaction.

Wire to:
FRB ABA 021001088
Marine Midland Bank, New York

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Total Bond Market Index Fund Institutional Shares-222
[Account number, or temporary number for a new account]
[Registered account owner/s]
[Registered address]
--------------------------------------------------------------------------------

By Mail to . . . [GRAPHIC APPEARS HERE]
open a new account
Complete and sign the application form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form.

Make your check payable to: The Vanguard Group-222
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:                 Express or Registered mail to:
The Vanguard Group                   The Vanguard Group
P.O. Box 2900                        100 Vanguard Boulevard
Valley Forge, PA 19482-2900          Malvern, PA 19355
--------------------------------------------------------------------------------

14

--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------

By Telephone to . . .[GRAPHIC APPEARS HERE]

open a new account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Vanguard Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Vanguard Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

Vanguard Tele-Account               Your assigned
1-800-662-6273                      Service Associate

*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you've requested a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A Note on Large Purchases

It is important that you call Vanguard before you invest a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to refuse any purchase that will disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------


Redeeming Shares

This section describes how you can redeem--that is, sell or exchange--the Fund's shares.

When Selling Shares:

    [X] Vanguard sends the redemption proceeds to you or a designated third party.*
    [X]  You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 16.

When Exchanging Shares:

    [X] The redemption proceeds are used to purchase shares of a different Vanguard fund.
    [X]  You must meet the receiving fund's minimum investment requirements.
    [X] Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.

--------------------------------------------------------------------------------
Note: Once a redemption is processed and a confirmation number given, the transaction cannot be canceled.
--------------------------------------------------------------------------------

How to Request a Redemption

You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail. You can also sell shares by check.
--------------------------------------------------------------------------------

                                                                              15
--------------------------------------------------------------------------------
Online Requests [GRAPHIC APPEARS HERE]

Access Vanguard at www.vanguard.com

You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send you, by mail, an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

     Note: The Vanguard funds whose shares you cannot exchange online or by telephone are Vanguard U.S. Stock Index Funds, Vanguard Balanced Index Fund, Vanguard International Stock Index Funds, Vanguard REIT Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Growth and Income Fund. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------
Telephone Requests [GRAPHIC APPEARS HERE]

Call Vanguard Tele-Account 24 hours a day--or your assigned Vanguard Associate during business hours--to sell or exchange shares. You can exchange shares from this Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:

     [X] The ten-digit account number.
     [X] The name and address exactly as registered on the account.
     [X] The primary Social Security or employer identification number as registered on the account.
     [X] The Personal Identification Number, if applicable.

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A Note on Unusual Circumstances

Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
Mail Requests [GRAPHIC APPEARS HERE]

Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.
--------------------------------------------------------------------------------
Check Requests

You can sell shares by writing a check for $250 or more.
--------------------------------------------------------------------------------
A Note on Large Redemptions

It is important that you call Vanguard before you redeem a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt the Fund's operation or performance.

     If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

16

OPTIONS FOR REDEMPTION PROCEEDS

You may receive your redemption proceeds in one of three ways: check, wire (money market funds and other daily dividend funds only), or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
Check Redemptions

Normally, Vanguard will mail your check within two business days of a redemption.
--------------------------------------------------------------------------------
Wire Redemptions [GRAPHIC APPEARS HERE]

The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.

For Money Market Funds:
For telephone requests made by 10:30 a.m. EST, the wire will arrive at your bank by the close of business that same day. Requests made by 4 p.m. EST will arrive at your bank by the close of business on the following business day.

For Other Daily Dividend Funds:
For telephone requests made by 4 p.m. EST, the wire will arrive at your bank by the close of business on the following business day.
--------------------------------------------------------------------------------
NOTE: Wire redemptions of less than $5,000 are subject to a $5 processing fee.
--------------------------------------------------------------------------------
Exchange Redemptions

As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION

For your best interests and ours, Vanguard applies these additional requirements to redemptions.

Request in "Good Order"

All redemption requests must be received by Vanguard in "good order." This means that your request must include:

  [X]  The Fund name and account number.
  [X]  The amount of the transaction (in dollars or shares).
  [X] Signatures of all owners exactly as registered on the account (for mail requests).
  [X]  Signature guarantees (if required).*
  [X]  Any supporting legal documentation that may be required.
  [X]  Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

Transactions are processed at the next-determined share price after Vanguard has received all required information.
--------------------------------------------------------------------------------
Limits on Account Activity

Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:

[X] You may make no more than two substantive "round trips" through the Fund during any 12-month period.
[X]  Your round trips through the Fund must be at least 30 days apart.
[X]  The Fund may refuse a share purchase at any time, for any reason.
[X] Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
All Trades Final

Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been received and a confirmation number assigned.
--------------------------------------------------------------------------------

Transferring Registration

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815
--------------------------------------------------------------------------------
Fund and Account Updates

STATEMENTS AND REPORTS

We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

 In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.

 To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Institutional Division at 1-888-809-8102.
--------------------------------------------------------------------------------
Confirmation Statement

Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
Portfolio Summary [GRAPHIC APPEARS HERE]

Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
Fund Financial Reports

Mailed in February and August for this Fund.
--------------------------------------------------------------------------------
Tax Statements

Generally mailed in January; report previous year's dividend and capital gains distributions, and proceeds from the sale of shares.
--------------------------------------------------------------------------------
Average Cost Review Statement [GRAPHIC APPEARS HERE]

Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using the average cost single category method.
--------------------------------------------------------------------------------
Checkwriting Statement

Sent monthly to shareholders using Vanguard's checkwriting option. Our statement provides images of the front and back of each checkwriting draft paid in the previous month. This consolidated statement is sent instead of the original canceled drafts, which will not be returned.
--------------------------------------------------------------------------------

Mandatory Conversion to Investor Shares

The Fund reserves the right to convert an investor's Institutional Shares into Investor Shares of the Fund if the investor's account balance falls below $10 million. Any such conversion will be preceded by written notice to the investor.

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

Glossary of Investment Terms

Active Management
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

Bond
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

Capital Gains Distribution
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

Cash Reserves
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

Corporate Bond
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

Dividend Income
Payment to shareholders of income from interest or dividends generated by a fund's investments.

Expense Ratio
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

Face Value
The amount to be paid at maturity of a bond; also known as the par value or principal.

Index
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

International Dollar-Denominated Bond
A bond denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars, an investor is not exposed to foreign currency risk.

Investment Grade
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

Maturity
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

Mortgage-Backed Security
A bond or pass-through certificate that represents an interest in an underlying pool of mortgages and is issued by any number of government agencies or private corporations. Unlike ordinary fixed-income securities, mortgage-backed securities repay both interest and principal as part of their regular payments.

Net Asset Value (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Passive Management
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

Total Return
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                    [LOGO OF THE VANGUARD GROUP(R) APPEARS HERE]

                                                 Institutional Division
                                                 Post Office Box 2900
                                                 Valley Forge, PA 19482-2900

For More Information

If you'd like more information about Vanguard Total Bond Market Index Fund Institutional Shares, the following documents are available free upon request:

Annual/Semiannual Report to Shareholders

Additional information about the Fund's investments is available in Vanguard Bond Index Fund's annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year.

Statement of Additional Information (SAI)

The SAI (for Vanguard Bond Index Funds) provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

If you are an Individual Investor:

The Vanguard Group
Investor Information Department
P.O. Box 2600
Valley Forge, PA 19482-2600

Telephone:
1-800-662-7447 (SHIP)

Text Telephone:
1-800-952-3335

If you are a client of Vanguard's Institutional Division:

The Vanguard Group
Institutional Investor
Information
P.O. Box 2900
Valley Forge, PA 19482-2900

Telephone:
1-888-809-8102

World Wide Web:
www.vanguard.com

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

Client Services Department
Telephone:
1-800-662-2739 (CREW)

Text Telephone:
1-800-662-2738

Information provided by the Securities and Exchange Commission (SEC)

You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Fund are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Fund's Investment Company Act file number:   811-4681


(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P222N-04/30/1999

                                    PART B

                        VANGUARD BOND INDEX FUNDS

                              (the "Trust")

                      STATEMENT OF ADDITIONAL INFORMATION

                              April 30, 1999

  This Statement is not a prospectus, but should be read in conjunction with the Trust's current Prospectuses (dated April 30, 1999). To obtain the Pro-spectuses or an additional Annual Report to Shareholders which contains Van-guard Bond Index Funds' Financial Statements as hereby incorporated by refer-ence, please call:

                     Vanguard Investor Information Center

                           1-800-662-7447(SHIP)

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Description of the Trust...................................................  B-1
Investment Policies........................................................  B-3
Fundamental Investment Limitations.........................................  B-7
Yield and Total Return.....................................................  B-8
Purchase of Shares......................................................... B-10
Redemption of Shares....................................................... B-10
Share Price................................................................ B-10
Management of the Trust.................................................... B-12
Portfolio Transactions..................................................... B-16
Performance Measures....................................................... B-17
Financial Statements....................................................... B-20
Appendix--Description of Bond Ratings...................................... B-21

                         DESCRIPTION OF THE TRUST

Organization

  The Trust was organized as a Maryland corporation in 1986, and was reorga-nized as a Delaware business trust in May, 1998. Prior to its reorganization as a Delaware business trust, the Trust was known as Vanguard Bond Index Fund, Inc. The Trust is registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. It currently offers the following funds and classes of shares:

  Vanguard Short-Term Bond Index Fund

  Vanguard Intermediate-Term Bond
  Index Fund

  Vanguard Long-Term Bond Index Fund




  Vanguard Total Bond Market Index Fund--Individual Shares and Institutional Shares

    (individually, the "Fund"; collectively, the "Funds")

  The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue for a single fund or class of shares.

Service Providers

  Custodian. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 and The Chase Manhattan Bank, N.A., 4 Chase MetroTech Cen-ter, Brooklyn, New York 11245 serve as the Funds' custodians. The custodians are responsible for maintaining the Funds' assets and keeping all necessary accounts and records.

  Independent Accountants. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Funds' independent accoun-tants. The accountants audit the Funds' financial statements and provide other related services.

  Transfer and Dividend-Paying Agent. The Funds' transfer agent and dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

Characteristics of the Trust's Shares

  Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of the Trust's shares, other than the possible future termination of the Trust or any of its funds. The Trust or any of its funds may be terminated by reorganization into another mu-tual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Trust and its funds will continue indefinitely.

  Shareholder Liability. The Trust is organized under Delaware law, which pro-vides that shareholders of a business trust are entitled to the same limita-tions of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Trust will not be personally liable for payment of the Trust's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Trust obligation only if the Trust itself had no remain-ing assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

  Dividend Rights. The shareholders of a fund are entitled to receive any div-idends or other distributions declared for such fund. No shares have priority or preference over any other shares of the same fund with respect to distribu-tions. Distributions will be made from the assets of a fund, and will be paid ratably to all shareholders of the fund (or class) according to the number of shares of such fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

  Voting Rights. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a mate-rial degree the rights and preferences of the shares of any class or fund; or
(iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various cir-cumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Trust's net assets, and to change any fundamental policy of the Trust. Shareholders of the Trust receive one vote for each dollar of net asset value owned on the record date, and a frac-tional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.

  Liquidation Rights. In the event of liquidation, shareholders will be enti-tled to receive a pro rata share of the net assets of applicable funds of the Trust.

  Preemptive Rights. There are no preemptive rights associated with shares of the Funds.

  Conversion Rights. Shareholders of the Total Bond Market Index Fund may con-vert their Individual (or Institutional) Shares into Institutional (or Indi-vidual) Shares upon the satisfaction of any then applicable eligibility re-quirements.

  Redemption Provisions. The Trust's redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Informa-tion.

  Sinking Fund Provisions. The Trust has no sinking fund provisions.

  Calls or Assessment. The Trust's shares, when issued, are fully paid and non-assessable.

Tax Status of the Trust

  Each Fund of the Trust intends to qualify as a "regulated investment compa-ny" under Subchapter M of the Internal Revenue Code. This special tax status means that a fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund of the Trust must comply with certain requirements. If a fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In ad-dition, the fund could be required to recognize unrealized gains, pay substan-tial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                              INVESTMENT POLICIES

  The following policies supplement the investment policies set forth in the Trust's Prospectuses:

Repurchase Agreements

  Each Fund of the Trust may invest in repurchase agreements with commercial banks, brokers or dealers either for defensive purposes due to market condi-tions or to generate income from its excess cash balances. A repurchase agree-ment is an agreement under which a Fund acquires a fixed income security (gen-erally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, bro-ker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be consid-ered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repur-chase agreement and are held by a custodian bank until repurchased. In addi-tion, the Trust's Board of Trustees will monitor each Fund's repurchase agree-ment transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement relating to a Fund.

  The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the un-derlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the under-lying security is collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured credi-tor of the other party to the agreement. While each Fund's management acknowl-edges these risks, it is expected that they can be controlled through careful monitoring procedures.

Lending of Securities

  Each Fund of the Trust may lend its investment securities to qualified in-stitutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its in-vestment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the ag-gregate amount of such loans must be consistent with the Investment Company Act of 1940, and the Rules and Regulations or interpretations of the Securi-ties and Exchange Commission (the "Commission") thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collat-eral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each Fund will comply with all other applicable regulatory require-ments, including the rules of the New York Stock Exchange, which presently re-quire the borrower, after notice, to redeliver the securities within the nor-mal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or insti-tution, will be considered in making decisions with respect to the lending of securities, subject to review by the Trust's Board of Trustees.

  At the present time, the Staff of the Commission does not object if an in-vestment company pays reasonable negotiated fees in connection with loaned se-curities, so long as such fees are set forth in a written contract and ap-proved by the investment company's Trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

Vanguard Interfund Lending Program

  The SEC has issued an exemptive order permitting the Funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the re-quirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the pro-gram only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the SEC's exemptive order.

Futures Contracts and Options

  Each Fund may enter into futures contracts, options, and options on futures contracts for the purpose of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Com-modity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency. Assets committed to futures contracts will be segre-gated to the extent required by law.

  Although futures contracts by their terms call for actual delivery or ac-ceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Clos-ing out an open futures position is done by taking an opposite position ("buy-ing" a contract which has previously been "sold," or "selling" a contract pre-viously purchased) in an identical contract to terminate the position. Broker-age commissions are incurred when a futures contract is bought or sold.

  Futures traders are required to make a good faith initial margin deposit in cash or securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure comple-tion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Bro-kers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold with deposits that may range upward from less than 5% of the value of the contract being traded. A Fund's initial margin requirement is ordinarily in the form of port-folio securities.

  After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the con-tract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their initial margin deposit.

  Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavor-able changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts for bona fide hedging purposes only.

  Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. Each Fund will only sell futures contracts to protect secu-rities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, each Fund expects that approximately 75% of its futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

  Although techniques other than the sale and purchase of futures contracts could be used to control the Funds' exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While each Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

Restrictions on the Use of Futures Contracts

  A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open con-tracts exceeds 5% of the market value of the Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that its outstand-ing obligations to purchase securities under these contracts would exceed 20% of its total assets.

Risk Factors in Futures Transactions

  Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assur-ance that a liquid secondary market will exist for any particular futures con-tract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disad-vantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.

  A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

  The risk of loss in trading futures contracts in some strategies can be sub-stantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and sub-stantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of a Fund are engaged in only for hedging purposes, the Adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

  Utilization of futures transactions by a Fund does involve the risk of im-perfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by each Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

  Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfa-vorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

Federal Tax Treatment of Futures Contracts

  Except for transactions a Fund has identified as hedging transactions, a Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures con-tracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the con-tract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

  In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a tax-able year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to a Fund's busi-ness of investing in securities. It is anticipated that any net gain realized from the closing out of futures contracts will be considered qualifying income for purposes of the 90% requirement.

  A Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such dis-tributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

                    FUNDAMENTAL INVESTMENT LIMITATIONS

  Each Fund of the Trust is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purpos-es, a "majority" of a Fund's shares means shares representing the lesser of:
(i) 67% or more of the votes cast to approve a change, so long as shares rep-resenting more than 50% of the Fund's net asset value are present or repre-sented by proxy; or (ii) more than 50% of a Fund's net asset value.

  Borrowing. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. Each Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. Each Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

  Commodities. Each Fund may not invest in commodities, except that it may in-vest in futures contracts and options transactions. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures con-tracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.

  Diversification. Each Fund may not: (i) purchase more than 5% of the out-standing voting securities of any one issuer, or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obli-gations of the United States Government, its agencies, or instrumentalities.

  Illiquid Securities. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

  Investing for Control. Each Fund may not invest in a company for the purpose of controlling its management.

  Investment Companies. Each Fund may not invest in any other investment com-pany, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares a Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

  Loans. Each Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed or customarily purchased by institutional investors, by entering into repurchase agreements, by lending its portfolio securities, or through Vanguard's interfund lending program.

  Margin. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Funds' investment policies relating to com-modities.

  Oil, gas, minerals. Each Fund may not invest in interests in oil, gas or other mineral exploration or development programs.

  Pledging assets. Each Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

  Real Estate. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds se-cured by real estate.

  Senior securities. Each Fund may not issue senior securities.

  Underwriting. Each Fund may not engage in the business of underwriting secu-rities issued by other persons. Each Fund will not be considered an under-writer when disposing of its investment securities.

  The investment limitations set forth above are considered at the time in-vestment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

  None of these limitations prevents the Trust from participating in The Van-guard Group, Inc. ("Vanguard"). As a member of The Vanguard Group of Invest-ment Companies, the Trust may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Trust" for more information.

                            YIELD AND TOTAL RETURN

  The yield* of each Fund of the Trust for the 30-day period ended December 31, 1998 was as follows:

   Short-Term Bond Index....................................................  .%
   Intermediate-Term Bond Index.............................................  .%
   Long-Term Bond Index.....................................................  .%
   Total Bond Market Index Individual Shares................................  .%
   Total Bond Market Index Institutional Shares.............................  .%

  --------

  *Yield is calculated daily

  The average annual total return of the Total Bond Market Index Fund Individ-ual Shares for the one-, five- and ten-year periods ended December 31, 1998 was . %*, . %* and . %*, respectively. The average annual total return of the Short-Term Bond Index Fund for the one-year period ended December 31, 1998 and since its inception on March 1, 1994 was . %* and . %*, respectively. The average annual total return of the Intermediate-Term Bond Index Fund for the one-year period ended December 31, 1998 and since its inception on March 1, 1994 was . %* and . %*, respectively. The average annual total return of the Long-Term Bond Index Fund for the one-year period ended December 31, 1998 and since its inception on March 1, 1994 was . %* and . %*, respectively. The average annual total return of the Total Bond Market Index Fund Institu-tional Shares for the one-year period ended December 31, 1998 and since its inception on September 18, 1995 was . % and . %, respectively. Total return is computed by finding the average compounded rates of return over the one-, five- and ten-year, and since inception periods set forth above that would equate an initial amount invested at the beginning of the periods to the end-ing redeemable value of the investment.

  *Performance figures are not adjusted for the annual account maintenance fee of $10.

Average Annual Total Return

  Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quo-tations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical in-vestment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                            T = (ERV/P)/1/n/ - 1

  Where:

      T     = average annual total return
      P     = a hypothetical initial investment of $1,000
      n     = number of years
      ERV   = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period


Cumulative Total Return

  Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were rein-vested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                              C = (ERV/P)-1

  Where:


      C     = cumulative total return
      P     = a hypothetical initial investment of $1,000
      ERV   = ending redeemable value; ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period


SEC Yield

  Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by di-viding the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                       YIELD = 2[((a-b)/cd+1)/6/-1]

  Where:

      a     = dividends and interest earned during the period
      b     = expenses accrued for the period (net of reimbursements)
      c     = the average daily number of shares outstanding during the period that were entitled to receive dividends
      d     = the maximum offering price per share on the last day of the period

                              PURCHASE OF SHARES

  The Trust reserves the right in its sole discretion (i) to suspend the of-ferings of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Trust, and (iii) to reduce or waive the minimum investment for or any other restrictions on ini-tial and subsequent investments for certain fiduciary accounts or under cir-cumstances where certain economies can be achieved in sales of a Fund's shares. The Trust reserves the right to impose a transaction fee on purchases of Fund shares totaling more than $10 million made during any six-month peri-od. Such fee would be payable to the Fund to offset the transaction cost asso-ciated with securities investments.

  The Trust reserves the right to deduct a portfolio transaction fee from pur-chases of the shares of each Fund. Fees will not be charged on any investment where the aggregate balance is expected to be less than $250 million for the Total Bond Market Index Fund; $50 million for the Short-Term Bond Index Fund; $50 million for the Intermediate-Term Bond Index Fund; and $10 million for the Long-Term Bond Index Fund. Fees may be charged on the entire lump-sum purchase for transactions that exceed or are expected to exceed over the next twelve months the amount indicated for each Fund if such purchases are reasonably deemed to be disruptive to efficient portfolio management. Lump-sum purchases exceeding the indicated amount for each Fund may be considered disruptive, for example, if the portfolio manager incurs significant transaction costs in pur-chasing portfolio securities needed to match the investment performance of the respective benchmark index. If such purchases can be offset by redemptions of shares by other shareholders, such fee may be waived or reduced. A prospective investor may determine whether a fee will be charged by calling his/her client representative or plan sponsor in advance of his/her purchase. The fee, if im-posed, will be 0.18% for the Total Bond Market Index Fund; 0.23% for the In-termediate-Term Bond Index Fund; 0.15% for the Short-Term Bond Index Fund; and 0.21% for the Long-Term Bond Index Fund. The fees are based on the portfolio manager's estimate of transaction costs, which depends on the types of securi-ties in which each Fund invests.

                             REDEMPTION OF SHARES

  The Trust may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not rea-sonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.



                               SHARE PRICE

  Each Fund's share price, or "net asset value" per share, is calculated by dividing the total assets of the Fund, less all liabilities, by the total num-ber of shares outstanding except for the Total Bond Market Index Fund whereby net asset value is calculated by dividing the net assets attributed to each share class by the total number of shares outstanding for each share class. The net asset value is determined as of the close of the New York Stock Ex-change (the "Exchange", generally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading.

  Short term instruments (those with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

  Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each secu-rity, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

  Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

  The share price for the Fund can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds."

                         MANAGEMENT OF THE TRUST

Officers and Trustees

  The Officers of the Trust manage its day-to-day operations and are responsi-ble to the Trust's Board of Trustees. The Trustees set broad policies for the Trust and choose its Officers. The following is a list of the Trustees and Of-ficers of the Trust and a statement of their present positions and principal occupations during the past five years. As a group, the Trust's Trustees and Officers own less than 1% of the outstanding shares of each Fund of the Trust. Each Trustee also serves as a Director of the Vanguard Group, Inc., and as a Trustee of each of the 36 investment companies administered by Vanguard (35 in the case of Mr. Malkiel and 28 in the case of Mr. MacLaury). The mailing ad-dress of the Trustees and Officers of the Trust is Post Office Box 876, Valley Forge, Pennsylvania 19482.

JOHN C. BOGLE, (DOB: 5/8/1929) Senior Chairman and Trustee*

Senior Chairman and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group; Director of The Mead Corp. (Paper Products), General Accident Insurance, and Chris-Craft Industries, Inc. (Broadcasting & Plastics Manufacturer).

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer, and
Trustee*

Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee

Vice President, Chief Information Officer, and member of the Executive Commit-tee of Johnson and Johnson (Pharmaceuticals/Consumer Products); Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., Women First HealthCare, Inc. (Research and Education Institution), Recording for the Blind and Dyslexic, The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee

President Emeritus of The Brookings Institution (Independent Non-Partisan Re-search Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee

Chemical Bank Chairman's Professor of Economics, Princeton University; Direc-tor of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Southern New England Telecommunications Co.

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee

Chairman, President, Chief Executive Officer, and Director of NACCO Industries (Machinery/Coal/Appliances); Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals), and The Standard Products Co. (Rubber Prod-ucts Company).

JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee

President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gam-ble Co., NACCO Industries (Machinery/ Coal/Appliances), and Newfield Explora-tion Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee

Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chair-man and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee

Chairman and Chief Executive Officer of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), and The Mead Corp. (Paper Prod-ucts); and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB:12/7/1938) Secretary*

Managing Director of the Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*

Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN, (DOB: 9/4/1961) Controller*

Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.
--------

*Officers of the Trust are "interested persons" as defined in the Investment
  Company Act of 1940.

The Vanguard Group

  The Trust is a member of The Vanguard Group of Investment Companies which consists of more than 35 investment companies (the "Trusts"). Through their jointly-owned subsidiary, The Vanguard Group, Inc. ("Vanguard"), the Trust and the other Trusts in The Vanguard Group obtain at cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard Trusts.

  Vanguard employs a supporting staff of management and administrative person-nel needed to provide the requisite services to the Trusts and also furnishes the Trusts with necessary office space, furnishings and equipment. Each Trust pays its share of Vanguard's total expenses which are allocated among the Trusts under methods approved by the Trustees of each Trust. In addition, each Trust bears its own direct expenses such as legal, auditing and custodian fees.

  The Trust's Officers are also Officers and employees of Vanguard. No Officer or employee is permitted to own any securities of any external adviser for the Trusts.

  Vanguard adheres to a Code of Ethics established pursuant to Rule 17j-1 un-der the Investment Company Act of 1940. The Code is designed to prevent unlaw-ful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain Officers and employees of Vanguard who are considered access persons are permitted to en-gage in personal securities transactions. However, such transactions are sub-ject to procedures and guidelines similar to, and in many cases more restric-tive than, those recommended by a blue ribbon panel of mutual fund industry executives.

  Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the Trusts. The amounts which each of the Trusts has invested are adjusted from time to time in order to maintain the proportionate relationship between each Trust's relative net assets and its contribution to Vanguard's capital. At De-cember 31, 1998, each Fund had contributed capital to Vanguard representing
 . % of each Fund's net assets. The total amount contributed by the Trust was $ . , which represented . % of Vanguard's capitalization. The Amended and Re-stated Funds' Service Agreement provides as follows: (a) each Vanguard Trust may be called upon to invest up to .40% of its assets in Vanguard; and (b) there is no other limitation on the dollar amount that each Vanguard Trust may contribute to Vanguard's capitalization.

Management

  Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships;
(6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Vanguard Trusts by third parties. During the last three years, the Funds' allocated shares of Vanguard's actual net costs of op-eration relating to management and administrative services (including transfer agency) were:

   Fund                                                  1996       1997    1998
   ----                                               ---------- ---------- ----
   Total Bond Market Investor Shares................. $3,597,000 $5,892,000  .
   Total Bond Market Institutional Shares............    431,000    617,000  .
   Short-Term Bond...................................    396,000    611,000  .
   Intermediate-Term Bond............................    616,000    801,000  .
   Long-Term Bond....................................     30,000     62,000  .

Distribution

  Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the Trusts in the Group. The principal distribution expenses are for advertising, promo-tional materials and marketing personnel. Distribution services may also in-clude organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The Trustees and Officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each Trust, and whether to organize new investment companies.

  One half of the distribution expenses of a marketing and promotional nature is allocated among the Trusts based upon relative net assets. The remaining one half of those expenses is allocated among the Trusts based upon each Trust's sales for the preceding 24 months relative to the total sales of the Trusts as a Group, provided, however, that no Trust's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional na-ture shall exceed 125% of the average distribution expense rate for The Van-guard Group, and that no Trust shall incur annual distribution expenses in ex-cess of .20 of 1% of its average month-end net assets. During the last three years, the Funds incurred the following approximate amounts of The Vanguard Group's distribution and marketing expenses.

   Fund                                                   1996      1997    1998
   ----                                                 -------- ---------- ----
   Total Bond Market Investor Shares................... $786,000 $1,136,000  .
   Total Bond Market Institutional Shares..............  146,000    376,000  .
   Short-Term Bond.....................................   77,000    124,000  .
   Intermediate-Term Bond..............................  123,000    172,000  .
   Long-Term Bond......................................    9,000     16,000  .

Investment Advisory Services

  Vanguard also provides investment advisory services to several Vanguard Trusts including this Trust. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the Funds and Trusts utilizing these services. During the last three years, the Funds incurred the following approximate amounts of Vanguard's expenses relating to investment advisory services.

   Fund                                                     1996     1997   1998
   ----                                                   -------- -------- ----
   Total Bond Market Investor Shares..................... $322,000 $583,000  .
   Total Bond Market Institutional Shares................   78,000  181,000  .
   Short-Term Bond.......................................   32,000   60,000  .
   Intermediate-Term Bond................................   52,000   81,000  .
   Long-Term Bond........................................    4,000    8,000  .

Trustee Compensation

  The individuals in the following table serve as Trustees of all Vanguard Trusts, and each Trust pays a proportionate share of the Trustees' compensa-tion. The Trusts employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the Trusts.

  Independent Trustees. The Trusts compensate their independent Trustees--that is, the ones who are not also officers of the Trust--in three ways:

  . The independent Trustees receive an annual fee for their service to the Trusts, which is subject to reduction based on absences from scheduled Board meetings.

  . The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

  . Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement or until each Trustee's death.

  "Interested" Trustees. The Trusts' interested Trustees--Messrs. Bogle and Brennan--receive no compensation for their service in that capacity. However, they are paid in their role as officers of The Vanguard Group, Inc.

  Compensation Table. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Trust for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard Trusts upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard Trusts. All information shown is for the fis-cal year ended December 31, 1998:

                        VANGUARD BOND INDEX FUNDS
                              COMPENSATION TABLE

                                           Pension or
                                           Retirement                Total
                                            Benefits  Estimated   Compensation
                                            Accrued     Annual        From
                               Aggregate    As Part    Benefits   All Vanguard
                              Compensation  of Trust     Upon     Trusts Paid
Names of Trustees              From Trust   Expenses  Retirement to Trustees(1)
-----------------             ------------ ---------- ---------- --------------
John C. Bogle................     None        None       None         None
John J. Brennan..............     None        None       None         None
Barbara Barnes
 Hauptfuhrer(2)..............     $ .        $  .        $ .          $ .
Robert E. Cawthorn(2)........     $ .        $  .        $ .          $ .
JoAnn Heffernan Heisen.......     $ .        $  .        $ .          $ .
Bruce K. MacLaury............     $ .        $  .        $ .          $ .
Burton G. Malkiel............     $ .        $  .        $ .          $ .
Alfred M. Rankin, Jr. .......     $ .        $  .        $ .          $ .
John C. Sawhill..............     $ .        $  .        $ .          $ .
James O. Welch, Jr. .........     $ .        $  .        $ .          $ .
J. Lawrence Wilson...........     $ .        $  .        $ .          $ .

--------

(1) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 36 Vanguard Trusts (35 in the case of Mr. Malkiel; 28 in the case of Mr. MacLaury).

(2) Mr. Cawthorn and Mrs. Hauptfuhrer have retired from the Trust's Board, effective May 31, 1998 and December 31, 1998, respectively.

                            PORTFOLIO TRANSACTIONS

How Transactions Are Affected

  The types of securities in which the Funds invest are generally purchased and sold through principal transactions, meaning that the Funds normally pur-chase securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. Explicit brokerage commissions are not paid on these transactions, although the purchase price for securities usually includes an undisclosed compensation. Purchases from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers typically include a dealer's mark-up (i.e., a spread between the bid and the asked pric-es). During the fiscal years ended December 31, 1996, 1997 and 1998, the Funds did not pay any explicit brokerage commissions.

How Brokers and Dealers Are Selected

  Vanguard's Fixed Income Group (the "Group") chooses brokers or dealers to handle the purchase and sale of the Funds' securities, and is responsible for getting the best available price and most favorable execution for all transac-tions. When the Funds purchase a newly issued security at a fixed price, the Group may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Funds to offset their management expenses. The Group is required to seek best execution of all transactions and is not authorized to pay a higher brokerage commission solely on account of the receipt of research or other services.

How the Reasonableness of Brokerage Commissions Is Evaluated

  As previously explained, the types of securities that the Funds purchase do not normally involve the payment of explicit brokerage commissions. If any such brokerage commissions are paid, however, the Group will evaluate their reasonableness by considering: (a) historical commission rates; (b) rates which other institutional investors are paying, based upon publicly available information; (c) rates quoted by brokers and dealers; (d) the size of a par-ticular transaction, in terms of the number of shares, dollar amount, and num-ber of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.

                             PERFORMANCE MEASURES

  Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member trusts of The Vanguard Group of Investment Companies. Each of the investment company members, including Vanguard Bond Index Funds, may from time to time, use one or more of the following unmanaged indexes for com-parative performance purposes.

  Standard & Poor's 500 Composite Stock Price Index--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

  Standard & Poor's MidCap 400 Index--is composed of 400 medium sized domestic stocks.

  Standard & Poor's SmallCap 600/BARRA Value Index--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

  Standard & Poor's SmallCap 600/BARRA Growth Index--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

  Russell 1000 Value Index--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

  Wilshire 5000 Equity Index--consists of more than 7,000 common equity secu-rities, covering all stocks in the U.S. for which daily pricing is available.

  Wilshire 4500 Equity Index--consists of all stocks in the Wilshire 5000 ex-cept for the 500 stocks in the Standard and Poor's 500 Index.

  Russell 3000 Stock Index--a diversified portfolio of approximately 3,000 common stocks accounting for over 90% of the market value of publicly-traded stocks in the U.S.

  Russell 2000 Stock Index--a subset of approximately 2,000 of the smallest stocks contained in the Russell 3000, a widely-used benchmark for small capi-talization common stocks.

  Morgan Stanley Capital International EAFE Index--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, Asia and the Far East.

  Goldman Sachs 100 Convertible Bond Index--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convert-ible issues of $100 million or greater in market capitalization. The index is priced monthly.

  Salomon Brothers GNMA Index--includes pools of mortgages originated by pri-vate lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

  Salomon Brothers High-Grade Corporate Bond Index--consists of publicly-is-sued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

  Lehman Long-Term Treasury Bond Index--is composed of all U.S. Treasury bonds with maturities of 10 years or greater.

  Merrill Lynch Corporate & Government Bond Index--consists of over 4,500 U.S. Treasury, agency and investment grade corporate bonds.

  Lehman Corporate (Baa) Bond Index--all publicly-offered fixed-rate, noncon-vertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $25 million outstanding. This index includes over 1,000 issues.

  Lehman Brothers Long-Term Corporate Bond Index--is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate, non-convertible U.S. debt issues rated at least Baa, with at least $50 million principal outstanding and maturity greater than 10 years.

  Bond Buyer Municipal Bond Index--is a yield index on current coupon high-grade general obligation municipal bonds.

  Standard & Poor's Preferred Index--is a yield index based upon the average yield for four high-grade, non-callable preferred stock issues.

  NASDAQ Industrial Index--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not in-clude income.

  Composite Index--70% Standard & Poor's 500 Index and 30% NASDAQ Industrial Index.

  Composite Index--65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index.

  Composite Index--65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

  Lehman Long-Term Corporate AA or Better Bond Index--consists of all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt rated AA or AAA.

  Lehman Brothers Aggregate Bond Index--is a market-weighted index that con-tains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated BBB- or better. The Index has a market value of over $4 trillion.

  Lehman Brothers Mutual Fund Short (1-5) Government/Corporate Index--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities be-tween 1 and 5 years. The index has a market value of over $1.6 trillion.

  Lehman Brothers Mutual Fund Intermediate (5-10) Government/Corporate Index-- is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between 5 and 10 years. The index has a market value of over $700 billion.

  Lehman Brothers Long (10+) Government/Corporate Index--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than 10 years. The in-dex has a market value of over $900 billion.

  Lipper Small Company Growth Fund Average--the average performance of small company growth funds as defined by Lipper Analytical Services, Inc. Lipper de-fines a small company growth fund as a fund that by prospectus or portfolio practice, limits its investments to companies on the basis of the size of the company. From time to time, Vanguard may advertise using the average perfor-mance and/or the average expense ratio of the small company growth funds. (This fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the Funds that constituted the Group at its inception.)

  Lipper Balanced Fund Average--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

  Lipper Non-Government Money Market Fund Average--an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

  Lipper Government Money Market Fund Average--an industry benchmark of aver-age government money market funds with similar investment objectives and poli-cies, as measured by Lipper Analytical Services, Inc.

  Lipper General Equity Fund Average--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

  Lipper Fixed Income Fund Average--an industry benchmark of average fixed in-come funds with similar investment objectives and policies, as measured by Lipper Analytical Services, Inc.

                             FINANCIAL STATEMENTS

  The Funds' financial statements as of and for the year ended December 31, 1998, appearing in the Vanguard Bond Index Funds' 1998 Annual Report to Share-holders, and the report thereon of PricewaterhouseCoopers LLP, independent ac-countants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the Funds' performance, please see the Trust's 1998 Annual Report to Shareholders, which may be obtained without charge.

                     APPENDIX--DESCRIPTION OF BOND RATINGS

  The Trust will invest primarily in investment grade bonds (i.e., those rated at least Baa3 by Moody's Investors Service, Inc. or those rated BBB- by Stan-dard & Poor's Corporation.) In the event that a Bond held by the Trust is downgraded, the adviser, may continue to hold such bond. Excerpts from Moody's Investors Service, Inc. description of its four highest bond ratings:

  Aaa--judged to be the best quality by all standards. Together with the Aa group they comprise what are generally known as high grade bonds; A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa--considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and prin-cipal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The odifier 1 indicates that the obligation ranks in the higher end of its ge-neric rating category; the modifier 2 indicates a mid-range ranking; and 3 in-dicates a ranking toward the lower end of that generic rating category.

  Excerpts from Standard & Poor's Corporation description of its four highest bond ratings:

  AAA--highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong; AA--also qualify as investment grade obliga-tions, a very strong capacity to pay interest and repay principal and differs from AAA--issues only in small degree; A--regarded as upper medium grade. It has a strong capacity to pay interest and repay principal although it is some-what susceptible to the adverse effects of changes in circumstances and eco-nomic conditions than debt in higher rated categories; BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or chang-ing circumstances are more likely to lead to a weakened capacity to pay inter-est and repay principal for debt in this category than in higher rated catego-ries.

  Standard & Poor's applies indicators "+", no character and "-" to its rating categories. The indicators show relative standing within the major rating cat-egories.

                                    PART C


                        VANGUARD BOND INDEX FUNDS

                               OTHER INFORMATION

Item 23. Exhibits

Exhibit

     Description

   (a) Declaration of Trust*
   (b) By-Laws*
       Reference is made to Articles III and V of the Registrant's Declaration
   (c) of Trust
   (d) Investment Advisory Contract*
   (e) Not Applicable
   (f) Reference is made to the section entitled "Management of the Trust" in the Registrant's Statement of Additional Information
   (g) Custodian Agreement*
   (h) Amended and Restated Funds' Service Agreement*
   (i) Legal Opinion*
   (j) Consent of Independent Accountants+
   (k) Not Applicable
   (l) Not Applicable
   (m) Not Applicable
   (n) Financial Data Schedule**
   (o) Rule 18f-3 Plan*

--------

*Filed Previously

**Filed Herewith

+To be filed by Amendment

Item 24. Persons Controlled by or under Common Control with The Trust

  Registrant is not controlled by or under common control with any person.


Item 25. Indemnification

  The Registrant's organizational documents contain provisions indemnifying Trustees and Officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Regis-trant may indemnify and hold harmless each and every Trustee and Officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or Officer. However, this provision does not cover any liability to which a Trustee or Officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws gener-ally provides that the Registrant shall indemnify its Trustees and Officers from any liability arising out of their past or present service in that capac-ity. Among other things, this provision excludes any liability arising by rea-son of willful misfeasance, bad faith, gross negligence, or the reckless dis-regard of the duties involved in the conduct of the Trustee's or Officer's office with the Registrant.

Item 26. Business and Other Connections of the Investment Adviser

  Investment advisory services are provided to the Registrant on an at-cost basis by The Vanguard Group, Inc., a jointly-owned subsidiary of the Regis-trant and the other Trusts in the Group. See the information concerning The Vanguard Group set forth in Parts A and B.

Item 27. Principal Underwriters

  (a) Not Applicable

  (b) Not Applicable

  (c) Not Applicable

Item 28. Location of Accounts and Records

  The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the Rules thereunder will be maintained at the of-fices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., Valley Forge, Pennsylvania 19482; and the Registrant's Custodians, State Street Bank and Trust Company, Boston, Massachusetts 02105, and The Chase Man-hattan Bank, Brooklyn, New York 11245.

Item 29. Management Services

  Other than as set forth under the description of The Vanguard Group in Part B of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 30. Undertakings

  Not Applicable

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 1st day of March, 1999.

                                          Vanguard Bond Index Funds


                                          By:       (Heidi Stam)
                                              ---------------------------------
                                                    John J. Brennan*,
                                                 Chairman of the Board,
                                             and Chief Executive Officer and
                                                        Director

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effec-tive Amendment to the Registration Statement has been signed below by the fol-lowing persons in the capacities and on the date indicated:

             Signatures                        Title                 Date
             ----------                        -----                 ----
By:        (Heidi Stam)                Senior Chairman of the   March 1, 1999
    ---------------------------------   Board and Trustee
            John C. Bogle*,

By:        (Heidi Stam)                Chairman, Trustee and    March 1, 1999
    ---------------------------------   Chief Executive
           John J. Brennan*,            Officer

By:        (Heidi Stam)                Trustee                  March 1, 1999
    ---------------------------------
     JoAnn Heffernan Heisen*,

By:        (Heidi Stam)                Trustee                  March 1, 1999
    ---------------------------------
       Bruce K. MacLaury*,

By:        (Heidi Stam)                Trustee                  March 1, 1999
    ---------------------------------
          Burton G. Malkiel*,

By:        (Heidi Stam)                Trustee                  March 1, 1999
    ---------------------------------
        Alfred M. Rankin, Jr.*,

By:        (Heidi Stam)                Trustee                  March 1, 1999
    ---------------------------------
           John C. Sawhill*,

By:        (Heidi Stam)                Trustee                  March 1, 1999
    ---------------------------------
         James O. Welch, Jr.*,

By:        (Heidi Stam)                Trustee                  March 1, 1999
    ---------------------------------
         J. Lawrence Wilson*,

By:        (Heidi Stam)                Treasurer and
    ---------------------------------   Principal Financial     March 1, 1999
         Thomas J. Higgins*,            Officer and
                                        Accounting Officer

--------

*By Power of Attorney. See 1933 Act File Number 33-4424, filed on January 25, 1999. Incorporated by Reference.

                         VANGUARD BOND INDEX FUNDS

                               EXHIBIT INDEX

Financial Data Schedule................................................ EX-99.BN